RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS

June 30, 2023 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 77.30%
179,087	AllianzGI Convertible & Income 2024 Target Term Fund	$1,543,730
16,664	Barings Global Short Duration High Yield Fund	217,299
289,260	BlackRock Capital Allocation Term Trust	4,411,215
282,861	BlackRock ESG Capital Allocation Term Trust	4,429,603
29,722	BlackRock Health Sciences Term Trust	488,035
73,949	Blackstone/GSO Senior Floating Rate Term Fund	948,026
57,348	Calamos Long/Short Equity & Dynamic Income Trust	887,174
120,371	Clough Global Equity Fund	751,115
142,496	Clough Global Opportunities Fund	713,905
110,321	First Trust Energy Infrastructure Fund	1,621,719
127,622	First Trust High Yield Opportunities 2027 Term Fund	1,750,974
317,904	First Trust New Opportunities MLP & Energy Fund	1,913,782
52,950	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	248,336
103,580	Nuveen Corporate Income 2023 Target Term Fund	968,473
102,428	Nuveen Variable Rate Preferred & Income Fund	1,585,585
97,571	Pershing Square Holdings Ltd.	3,532,070
21,927	PGIM Global High Yield Fund, Inc.	240,539
62,323	PIMCO Access Income Fund	919,264
56,655	PIMCO Dynamic Income Fund	1,062,281
158,440	PIMCO Dynamic Income Opportunities Fund	2,069,226
85,475	Special Opportunities Fund, Inc.	959,030
273,355	Virtus Total Return Fund, Inc.	1,661,998
127,767	Western Asset High Income Opportunity Fund, Inc.	482,959
169,861	Western Asset Inflation-Linked Opportunities & Income Fund	1,504,969

TOTAL CLOSED-END FUNDS
(Cost $35,430,558)		34,911,307

EXCHANGE TRADED FUNDS - 2.82%
68,427	Invesco FTSE RAFI Emerging Markets Portfolio	1,275,479

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,265,701)		1,275,479

PREFERRED STOCKS - 0.83%
15,162	XAI Octagon Floating Rate Alternative Income Term Trust, Series 2026, 6.500%, 03/31/2026	375,106

TOTAL PREFERRED STOCKS
(Cost $378,878)		375,106

Shares/Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 1.97%
United States - 1.97%
$1,978	New Mountain Finance Corp.	5.75%	08/15/2023	1,973
977,764	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/2026	887,469

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $980,937)				889,442

Principal Amount/Description		Rate	Maturity	Value
U.S. CORPORATE BONDS - 2.62%
Investment Companies - 1.79%
$164,009	Blackstone Private Credit Fund	3.25%	03/15/2027	$141,887
495,561	Owl Rock Capital Corp.	3.40%	07/15/2026	439,369
249,936	OWL Rock Core Income Corp.	4.70%	02/08/2027	227,018
				808,274
Private Equity - 0.83%
437,712	Hercules Capital, Inc.	2.63%	09/16/2026	374,932

TOTAL U.S. CORPORATE BONDS
(Cost $1,175,489)				1,183,206

U.S. GOVERNMENT BONDS AND NOTES - 5.03%
1,338,000	U.S. Treasury Bonds	3.63%	02/15/2053	$1,284,480
1,000,000	U.S. Treasury Notes	4.25%	12/31/2024	986,172

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $2,319,479)				2,270,652

Shares/Description				Value
Warrants - 0.02%
12,899	AGBA Group Holding, Ltd., Strike Price 11.50, Expires 05/10/2024			774
7,024	Ares Acquisition Corp., Strike Price 11.50, Expires 12/31/2027			5,619
8,081	Churchill Capital Corp. VI, Strike Price 11.50, Expires 12/31/2027			1,455
8,168	Churchill Capital Corp. VII, Strike Price 11.50, Expires 02/29/2028			1,143
10,113	Jaws Mustang Acquisition Corp., Strike Price 11.50, Expires 01/30/2026			506
5,303	Landcadia Holdings IV, Inc., Strike Price 11.50, Expires 12/31/2028			870

TOTAL WARRANTS
(Cost $51,423)				10,367

Short-Term Investments - 8.76%
Money Market Fund - 6.56%
2,961,397	State Street Institutional Trust (7 Day Yield 5.00%)			$2,961,397
U.S. Treasury - 2.20%
1,000,000	United States Treasury Bill(a)	0.00%	08/17/2023	$993,554

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,955,130)				3,954,951

TOTAL INVESTMENTS - 99.35%
(Cost $45,557,595)				$44,870,510
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.65%				$293,450
NET ASSETS - 100.00%				$45,163,960

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

See Notes to Quarterly Schedule of Investments.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 18.45%
383,908	Barings Global Short Duration High Yield Fund	$5,006,160
1,020,370	BlackRock Corporate High Yield Fund, Inc.	9,101,700
343,251	BlackRock Credit Allocation Income Trust	3,483,998
293,653	Blackstone Long-Short Credit Income Fund	3,330,025
936,107	Blackstone Strategic Credit 2027 Term Fund	10,231,650
166,245	Blackstone/GSO Senior Floating Rate Term Fund	2,131,261
727,540	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	5,849,422
195,166	Eaton Vance, Ltd. Duration Income Fund	1,826,754
695,542	First Trust High Yield Opportunities 2027 Term Fund	9,542,836
237,224	Invesco Dynamic Credit Opportunity Fund	2,614,208
462,855	Nuveen AMT-Free Quality Municipal Income Fund	5,059,005
149,291	Nuveen California Quality Municipal Income Fund	1,630,258
628,315	Nuveen Core Plus Impact Fund	6,264,301
1,915,110	Nuveen Credit Strategies Income Fund	9,671,305
111,735	Nuveen Dividend Advantage Municipal Fund 3	1,302,830
424,704	Nuveen Dividend Advantage Municipal Income Fund	4,969,037
79,886	Nuveen Municipal Value Fund, Inc.	695,008
3,897,059	Nuveen Preferred & Income Securities Fund	24,863,236
312,032	Nuveen Quality Municipal Income Fund	3,516,601
345,450	Nuveen Short Duration Credit Opportunities Fund	3,989,948
724,546	PGIM Global High Yield Fund, Inc.	7,948,270
195,953	PGIM High Yield Bond Fund, Inc.	2,433,736
464,325	PGIM Short Duration High Yield Opportunities Fund	6,913,799
233,127	PIMCO Access Income Fund	3,438,623
1,108,802	PIMCO Dynamic Income Fund	20,790,038
2,132,640	PIMCO High Income Fund	10,663,200
12,360	PIMCO Income Strategy Fund	101,228
1,166,284	PIMCO Income Strategy Fund II	8,408,908
341,265	Virtus AllianzGI Diversified Income & Convertible Fund(a)	7,344,023
682,253	Western Asset Diversified Income Fund	9,189,948
1,698,344	Western Asset Emerging Markets Debt Fund, Inc.	14,639,725
3,200,944	Western Asset High Income Opportunity Fund, Inc.	12,099,568
1,821,513	Western Asset Inflation-Linked Opportunities & Income Fund	16,138,605

TOTAL CLOSED-END FUNDS
(Cost $260,356,929)		235,189,214

BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES - 0.50%
49,593	Oxford Square Capital Corp., 6.250%, 04/30/2026	1,177,338
5,770,000	PennantPark Floating Rate Capital, Ltd., 4.250%, 04/01/2026(b)	5,237,147

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $6,980,597)		6,414,485

OPEN-END FUNDS - 2.53%
3,805,008	RiverNorth/Oaktree High Income Fund, Class I(c)	32,266,465

TOTAL OPEN-END FUNDS
(Cost $36,567,645)		32,266,465

PREFERRED STOCKS - 0.52%
246,313	Crescent Capital BDC, Inc., 5.000%, 05/25/2026	5,845,007
32,069	Oxford Square Capital Corp., 6.500%, 03/30/2024	795,632

Shares/Description		Value
8,906	Riverbed Tech Pref A, 1.500%, 11/17/2028(b)	$0

TOTAL PREFERRED STOCKS
(Cost $7,148,165)		6,640,639

SPECIAL PURPOSE ACQUISITION COMPANIES - 1.06%
1,693,856	Barings BDC, Inc.	13,279,831
5,476	Bright Bidco Equity (Dr)(b)	3,286
1,113	Intelsat Jackson Holdings SA, Series A(b)	8,069
1,113	Intelsat Jackson Holdings SA, Series B(b)	5,287
10,628	Intelsat SA/Luxembourg(b)	244,444

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $18,252,088)		13,540,917

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 4.12%
Argentina - 0.08%
$150,000	Pampa Energia SA(d)	9.13%	04/15/2029	$143,390
300,000	YPF SA	8.50%	06/27/2029	255,720
850,000	YPF SA	7.00%	12/15/2047	578,782
				977,892
Australia - 0.32%
1,000,000	APA Infrastructure, Ltd.(d)	4.25%	07/15/2027	953,491
395,000	Australia & New Zealand Banking Group, Ltd.(d)(e)	5Y US TI + 1.70%	11/25/2035	300,378
265,000	Commonwealth Bank of Australia(d)	4.32%	01/10/2048	198,309
845,000	Macquarie Group, Ltd.(d)(e)	1D US SOFR + 1.532%	01/14/2033	675,662
475,000	National Australia Bank, Ltd.(d)	2.99%	05/21/2031	379,057
340,000	NBN Co., Ltd.(d)	1.45%	05/05/2026	305,924
500,000	Sydney Airport Finance Co. Pty, Ltd.(d)	3.38%	04/30/2025	478,941
500,000	Sydney Airport Finance Co. Pty, Ltd.(d)	3.63%	04/28/2026	475,182
380,000	Westpac Banking Corp.(e)	5Y US TI + 1.53%	11/18/2036	291,852
				4,058,796
Brazil - 0.11%
1,100,000	BRF SA(f)	5.75%	09/21/2050	735,719
176,852	Guara Norte Sarl(f)	5.20%	06/15/2034	155,060
200,000	Nexa Resources SA(f)	5.38%	05/04/2027	186,810
63,448	Oi SA(d)(g)(h)	14.00% (0.00%)	09/07/2024	64,929
950,000	Oi SA(i)	10.00% (4.00%)	07/27/2025	68,683
700,000	Unigel Luxembourg SA(f)	8.75%	10/01/2026	230,125
				1,441,326
British Virgin Islands - 0.02%
350,000	TSMC Global, Ltd.(d)	1.25%	04/23/2026	312,724

Canada - 0.41%
13,000	1375209 BC, Ltd.(d)	9.00%	01/30/2028	13,048
200,000	Aris Mining Corp.(f)	6.88%	08/09/2026	147,144
400,000	Aris Mining Corp.(f)	6.88%	08/09/2026	294,288
455,000	Bank of Montreal(e)	3.80%	12/15/2032	401,221
585,000	Bank of Nova Scotia(e)	5Y US TI + 2.05%	05/04/2037	504,652
110,000	Bell Telephone Co. of Canada or Bell Canada	3.65%	08/15/2052	83,538

Principal Amount/Description		Rate	Maturity	Value
$265,000	CCL Industries, Inc.(d)	3.05%	06/01/2030	$224,148
245,000	CI Financial Corp.	4.10%	06/15/2051	149,274
275,000	Enbridge, Inc.	3.40%	08/01/2051	192,146
165,000	Garda World Security Corp.(d)	6.00%	06/01/2029	135,375
600,000	Gran Tierra Energy, Inc.(d)	7.75%	05/23/2027	454,747
400,000	Gran Tierra Energy, Inc.(f)	7.75%	05/23/2027	303,165
50,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(d)	5.00%	12/31/2026	45,804
245,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(d)	7.00%	12/31/2027	217,147
140,000	Mattamy Group Corp.(d)	4.63%	03/01/2030	121,191
155,000	Parkland Corp.(d)	4.50%	10/01/2029	134,617
205,000	Superior Plus LP / Superior General Partner, Inc.(d)	4.50%	03/15/2029	179,900
540,000	Telesat Canada / Telesat LLC(d)	5.63%	12/06/2026	333,736
625,000	Toronto-Dominion Bank	4.69%	09/15/2027	611,920
750,000	TransCanada PipeLines, Ltd.	4.63%	03/01/2034	687,641
				5,234,702
Cayman Islands - 0.16%
900,000	Alpha Holding Escrow Shares(a)(j)		Perpetual Maturity	0
900,000	Alpha Holding Escrow Shares(a)(j)		Perpetual Maturity	0
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(d)(e)	7.50%	Perpetual Maturity	173,834
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(d)(e)	10Y US TI + 5.034%	Perpetual Maturity	154,800
500,000	Banco Mercantil del Norte SA/Grand Cayman(a)(e)(f)	10Y US TI + 5.034%	Perpetual Maturity	387,000
200,000	Banco Mercantil del Norte SA/Grand Cayman(a)(e)(f)	7.63%	Perpetual Maturity	182,223
136,993	Bioceanico Sovereign Certificate, Ltd.(f)(k)	0.00%	06/05/2034	95,865
300,000	Cosan Overseas, Ltd.(a)	8.25%	Perpetual Maturity	298,550
172,473	Global Aircraft Leasing Co., Ltd.(d)(h)	6.50% (7.25%)	09/15/2024	158,078
232,142	Interoceanica IV Finance, Ltd.(k)	0.00%	11/30/2025	215,312
137,665	Lima Metro Line 2 Finance, Ltd.(d)	5.88%	07/05/2034	133,999
180,000	Rutas 2 and 7 Finance, Ltd.(f)(k)	0.00%	09/30/2036	118,022
166,563	Transocean Poseidon, Ltd.(d)	6.88%	02/01/2027	164,518
				2,082,201
Chile - 0.33%
400,000	AES Andes SA(d)(e)	6.35%	10/07/2079	368,622
300,000	AES Andes SA(e)	7.13%	03/26/2079	277,629
400,000	AES Andes SA(e)(f)	6.35%	10/07/2079	368,622
700,000	CAP SA(f)	3.90%	04/27/2031	510,195
200,000	Chile Electricity PEC SpA(f)(k)	0.00%	01/25/2028	154,440
900,000	Empresa de Transporte de Pasajeros Metro SA(d)	5.00%	01/25/2047	783,571
300,400	Empresa Electrica Cochrane SpA(f)	5.50%	05/14/2027	277,772
344,160	GNL Quintero SA(f)	4.63%	07/31/2029	334,957
750,000	Transelec SA(f)	3.88%	01/12/2029	688,463
1,050,000	VTR Finance NV(f)	6.38%	07/15/2028	404,217
				4,168,488
China - 0.01%
200,000	Alibaba Group Holding, Ltd.	3.25%	02/09/2061	123,873
400,000	Ronshine China Holdings, Ltd.(i)	7.35%	12/15/2023	18,746

Principal Amount/Description		Rate	Maturity	Value
$600,000	Ronshine China Holdings, Ltd.	6.75%	08/05/2024	$36,212
				178,831
Colombia - 0.30%
450,000	Banco Davivienda SA(a)(d)(e)	10Y US TI + 5.10%	Perpetual Maturity	331,591
750,000	Banco Davivienda SA(a)(e)(f)	10Y US TI + 5.097%	Perpetual Maturity	552,651
650,000	Banco GNB Sudameris SA(d)(e)	5Y US TI + 6.66%	04/16/2031	534,196
100,000	Banco GNB Sudameris SA(e)(f)	5Y US TI + 4.56%	04/03/2027	94,452
200,000	Banco GNB Sudameris SA(e)(f)	5Y US TI + 6.66%	04/16/2031	164,368
200,000	Bancolombia SA(e)	4.63%	12/18/2029	170,408
950,000	Ecopetrol SA	5.88%	05/28/2045	651,780
1,020,000	Ecopetrol SA	5.88%	11/02/2051	675,977
400,000	Empresas Publicas de Medellin ESP(f)	4.25%	07/18/2029	315,214
500,000	Empresas Publicas de Medellin ESP(f)	4.38%	02/15/2031	375,140
				3,865,777
Cyprus - 0.01%
200,000	Interpipe Holdings PLC(d)	8.38%	05/13/2026	109,072

France - 0.07%
730,000	BNP Paribas SA(d)(e)	1D SOFR + 1.51%	01/13/2031	623,881
340,000	BPCE SA(d)	1.00%	01/20/2026	302,802
				926,683
Great Britain - 0.25%
655,000	HSBC Holdings PLC(e)	3M US L + 1.38%	09/12/2026	659,655
730,000	Lloyds Banking Group PLC(e)	3M US L + 1.21%	11/07/2028	661,914
400,000	MARB BondCo PLC(f)	3.95%	01/29/2031	286,644
335,000	NatWest Markets PLC(d)	0.80%	08/12/2024	315,597
444,000	Tullow Oil PLC(d)	10.25%	05/15/2026	337,884
450,000	Vedanta Resources Finance II PLC(d)	9.25%	04/23/2026	334,400
200,000	Vedanta Resources Finance II PLC(f)	9.25%	04/23/2026	148,622
480,000	Weir Group PLC(d)	2.20%	05/13/2026	430,194
				3,174,910
Guatemala - 0.04%
150,000	Banco Industrial SA/Guatemala(e)	5Y US TI + 4.442%	01/29/2031	137,645
400,000	CT Trust(f)	5.13%	02/03/2032	321,396
				459,041
Hong Kong - 0.01%
200,000	RKP Overseas Finance, Ltd.(a)	7.75%	Perpetual Maturity	60,887
400,000	RKP Overseas Finance, Ltd.(a)	7.95%	Perpetual Maturity	110,117
				171,004
India - 0.20%
200,000	Adani Electricity Mumbai, Ltd.(f)	3.95%	02/12/2030	148,891
200,000	Adani Electricity Mumbai, Ltd.(f)	3.87%	07/22/2031	141,385
549,000	Adani International Container Terminal Pvt, Ltd.(f)	3.00%	02/16/2031	431,887
200,000	Adani Ports & Special Economic Zone, Ltd.(f)	4.38%	07/03/2029	162,150
500,000	Adani Ports & Special Economic Zone, Ltd.	3.10%	02/02/2031	350,311
1,000,000	Adani Ports & Special Economic Zone, Ltd.(f)	5.00%	08/02/2041	667,661

Principal Amount/Description		Rate	Maturity	Value
$900,000	Vedanta Resources, Ltd.	6.13%	08/09/2024	$674,507
				2,576,792
Indonesia - 0.07%
500,000	ABM Investama Tbk PT(d)	9.50%	08/05/2026	454,501
595,000	Kawasan Industri Jababeka Tbk PT(d)(l)	7.00%	12/15/2027	399,033
				853,534
Ireland - 0.03%
465,000	Avolon Holdings Funding, Ltd.(d)	3.25%	02/15/2027	414,701

Israel - 0.10%
200,000	Bank Hapoalim BM(d)(e)	5Y US TI + 2.155%	01/21/2032	171,946
200,000	Bank Leumi Le-Israel BM(d)(e)	5Y US TI + 1.631%	01/29/2031	179,228
900,000	Israel Electric Corp., Ltd.(d)	5.00%	11/12/2024	890,865
				1,242,039
Jamaica - 0.00%(m)
68,298	Digicel Group Holdings, Ltd.(d)(h)	8.00% (8.00%)	04/01/2025	29,710

Japan - 0.05%
710,000	Renesas Electronics Corp.(d)	2.17%	11/25/2026	625,005

Luxembourg - 0.25%
470,000	Endo Luxembourg Finance Co. I SARL / Endo US, Inc.(d)(i)	6.13%	04/01/2029	348,268
1,100,000	Intelsat Escrow Shares(j)	0.00%	Perpetual Maturity	0
1,159,502	MC Brazil Downstream Trading SARL(f)	7.25%	06/30/2031	784,278
180,000	Millicom International Cellular SA(f)	6.63%	10/15/2026	172,490
270,000	Millicom International Cellular SA(f)	6.25%	03/25/2029	242,304
700,000	Movida Europe SA(f)	5.25%	02/08/2031	569,170
1,300,000	Simpar Europe SA(f)	5.20%	01/26/2031	1,033,184
				3,149,694
Mauritius - 0.07%
200,000	UPL Corp., Ltd.	4.50%	03/08/2028	179,508
800,000	UPL Corp., Ltd.(a)(e)	5Y US TI + 3.865%	Perpetual Maturity	663,240
				842,748
Mexico - 0.26%
659,912	Alpha Holding SA de CV(d)(i)	9.00%	02/10/2025	9,074
188,546	Alpha Holding SA de CV(i)	9.00%	02/10/2025	2,592
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(e)(f)	5Y US TI + 2.995%	10/01/2028	199,750
250,000	BBVA Bancomer SA(e)(f)	5.13%	01/18/2033	217,158
800,000	Braskem Idesa SAPI(d)	6.99%	02/20/2032	518,950
200,000	Braskem Idesa SAPI(f)	6.99%	02/20/2032	129,738
200,000	Cemex SAB de CV(a)(d)(e)	5Y US TI + 4.907%	Perpetual Maturity	202,799
200,000	Cemex SAB de CV(a)(e)(f)	5Y US TI + 4.534%	Perpetual Maturity	178,165
500,000	Credito Real SAB de CV SOFOM ER(f)(i)	9.50%	02/07/2026	59,500
600,000	Mexarrend SAPI de CV(d)	10.25%	07/24/2024	135,261
200,000	Mexarrend SAPI de CV(f)	10.25%	07/24/2024	45,087
600,000	Mexico City Airport Trust(f)	5.50%	07/31/2047	524,892
700,000	Operadora de Servicios Mega SA de CV Sofom ER(d)	8.25%	02/11/2025	350,560

Principal Amount/Description		Rate	Maturity	Value
$750,000	Petroleos Mexicanos	6.38%	01/23/2045	$461,399
500,000	Petroleos Mexicanos	6.75%	09/21/2047	314,437
1,000,000	Unifin Financiera SAB de CV(a)(e)(f)(i)	8.88%	Perpetual Maturity	5,500
				3,354,862
Morocco - 0.07%
1,200,000	OCP SA(f)	5.13%	06/23/2051	877,488

Netherlands - 0.25%
300,000	Braskem Netherlands Finance BV(e)(f)	5Y US TI + 8.22%	01/23/2081	306,282
800,000	Coruripe Netherlands BV(f)	10.00%	02/10/2027	509,360
200,000	Metinvest BV(f)	7.75%	10/17/2029	121,000
1,400,000	Minejesa Capital BV	5.63%	08/10/2037	1,100,592
168,118	MV24 Capital BV(f)	6.75%	06/01/2034	151,876
300,000	NGD Holdings BV	6.75%	12/31/2026	220,500
290,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	3.88%	06/18/2026	278,695
200,000	Petrobras Global Finance BV	6.75%	06/03/2050	179,957
410,000	Petrobras Global Finance BV	5.50%	06/10/2051	323,078
				3,191,340
Panama - 0.09%
200,000	Empresa de Transmision Electrica SA(f)	5.13%	05/02/2049	162,715
200,000	Global Bank Corp.(e)(f)	3M US L + 3.30%	04/16/2029	181,767
200,000	Multibank, Inc.(d)	7.75%	02/03/2028	202,517
635,291	UEP Penonome II SA(d)	6.50%	10/01/2038	477,823
181,512	UEP Penonome II SA(f)	6.50%	10/01/2038	136,521
				1,161,343
Paraguay - 0.07%
150,000	Banco Continental SAECA(f)	2.75%	12/10/2025	135,700
800,000	Frigorifico Concepcion SA(d)	7.70%	07/21/2028	624,101
200,000	Frigorifico Concepcion SA(f)	7.70%	07/21/2028	156,025
				915,826
Peru - 0.17%
100,000	Banco de Credito del Peru S.A.(e)(f)	5Y US TI + 3.13%	07/01/2030	91,870
200,000	Banco Internacional del Peru SAA Interbank(e)	1Y US TI + 3.71%	07/08/2030	183,932
300,000	Camposol SA(d)	6.00%	02/03/2027	207,315
400,000	Camposol SA(f)	6.00%	02/03/2027	276,419
200,000	Corp Financiera de Desarrollo SA(e)(f)	5.605% - 3M US L	07/15/2029	194,418
166,400	Hunt Oil Co. of Peru LLC Sucursal Del Peru(f)	6.38%	06/01/2028	160,160
200,000	Petroleos del Peru SA(f)	4.75%	06/19/2032	153,118
1,350,000	Petroleos del Peru SA(f)	5.63%	06/19/2047	872,010
				2,139,242
Singapore - 0.11%
515,000	BOC Aviation, Ltd.(d)(e)	3M US L + 1.13%	09/26/2023	515,022
200,000	DBS Group Holdings, Ltd.(e)	5Y US TI + 1.10%	03/10/2031	179,002
200,000	Oversea-Chinese Banking Corp., Ltd.(e)(f)	5Y US TI + 1.58%	09/10/2030	182,438
230,000	Pfizer Investment Enterprises Pte, Ltd.	4.75%	05/19/2033	229,223
200,000	United Overseas Bank, Ltd.(e)	5Y US TI + 1.75%	03/16/2031	178,045
200,000	United Overseas Bank, Ltd.(e)(f)	5Y US TI + 1.23%	10/14/2031	175,810
				1,459,540
Spain - 0.12%
250,000	AI Candelaria Spain SA(d)	5.75%	06/15/2033	185,521

Principal Amount/Description		Rate	Maturity	Value
$1,050,000	AI Candelaria Spain SA(f)	5.75%	06/15/2033	$779,189
800,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA(f)	5.38%	12/30/2030	520,600
				1,485,310
United Arab Emirates - 0.04%
266,130	Galaxy Pipeline Assets Bidco, Ltd.(d)	2.16%	03/31/2034	226,622
284,955	Galaxy Pipeline Assets Bidco, Ltd.(f)	2.94%	09/30/2040	229,304
				455,926
Vietnam - 0.05%
750,000	Mong Duong Finance Holdings BV(f)	5.13%	05/07/2029	661,875

TOTAL FOREIGN CORPORATE BONDS
(Cost $65,891,569)				52,598,422

U.S. CORPORATE BONDS - 8.73%
Advertising - 0.02%
50,000	Clear Channel Outdoor Holdings, Inc.(d)	7.50%	06/01/2029	37,057
225,000	Interpublic Group of Cos., Inc.	5.40%	10/01/2048	210,348
				247,405
Aerospace/Defense - 0.08%
330,000	Boeing Co.	2.95%	02/01/2030	287,061
215,000	Boeing Co.	3.75%	02/01/2050	161,600
350,000	Raytheon Technologies Corp.	3.03%	03/15/2052	246,417
280,000	Triumph Group, Inc.	7.75%	08/15/2025	272,521
				967,599
Agriculture - 0.06%
705,000	BAT Capital Corp.	3.46%	09/06/2029	611,287
321,693	Pyxus Holdings, Inc.(d)	8.50%	12/31/2027	196,233
				807,520
Airlines - 0.04%
330,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.(d)	5.75%	04/20/2029	320,720
171,528	United Airlines 2016-1 Class B Pass Through Trust	3.65%	01/07/2026	158,179
				478,899
Auto Manufacturers - 0.14%
315,000	Ford Motor Co.	3.25%	02/12/2032	248,095
375,000	General Motors Financial Co., Inc.	2.40%	10/15/2028	317,768
360,000	General Motors Financial Co., Inc.	3.10%	01/12/2032	291,353
635,000	Hyundai Capital America(d)	2.65%	02/10/2025	602,152
25,000	Hyundai Capital America(d)	1.80%	10/15/2025	22,815
355,000	Volkswagen Group of America Finance LLC(d)	4.25%	11/13/2023	352,942
				1,835,125
Auto Parts & Equipment - 0.06%
315,000	Dealer Tire LLC / DT Issuer LLC(d)	8.00%	02/01/2028	287,341
120,000	Goodyear Tire & Rubber Co.	5.25%	07/15/2031	104,379
1,179,000	Wheel Pros, Inc.(d)	6.50%	05/15/2029	356,824
				748,544

Principal Amount/Description		Rate	Maturity	Value
Banks - 0.49%
$175,000	Bank of America Corp.(e)	1D US SOFR + 1.11%	04/25/2025	$171,583
230,000	Bank of America Corp.(e)	1D US SOFR + 1.75%	07/22/2026	226,171
270,000	Bank of America Corp.(e)	1D US SOFR + 1.21%	10/20/2032	220,019
680,000	Bank of America Corp.(e)	5Y US TI + 2.48%	09/21/2036	520,530
120,000	Citigroup, Inc.(e)	1D US SOFR + 0.694%	01/25/2026	112,794
120,000	Citigroup, Inc.(e)	1D US SOFR + 1.28%	02/24/2028	110,497
685,000	Goldman Sachs Group, Inc.(e)	3M US L + 1.17%	05/15/2026	693,484
230,000	Goldman Sachs Group, Inc.(e)	1D US SOFR + 0.82%	09/10/2027	226,252
210,000	JPMorgan Chase & Co.(e)	1D US SOFR + 0.915%	02/24/2026	199,232
85,000	JPMorgan Chase & Co.(e)	1D US SOFR + 1.99%	07/25/2028	83,915
295,000	JPMorgan Chase & Co.(e)	1D SOFR + 1.02%	06/01/2029	253,223
415,000	JPMorgan Chase & Co.(e)	1D US SOFR + 2.04%	04/22/2031	351,253
360,000	JPMorgan Chase & Co.(e)	3M US SOFR + 1.25%	04/22/2032	299,150
345,000	JPMorgan Chase & Co.(e)	1D US SOFR + 1.26%	01/25/2033	290,747
240,000	Morgan Stanley(e)	1D US SOFR + 1.669%	07/17/2026	235,612
260,000	Morgan Stanley(e)	1D US SOFR + 1.61%	04/20/2028	249,982
95,000	Morgan Stanley(e)	1D US SOFR + 1.29%	01/21/2033	79,016
705,000	Morgan Stanley(e)	1D SOFR + 2.48%	09/16/2036	535,214
135,000	Santander Holdings USA, Inc.(e)	1D US SOFR + 1.249%	01/06/2028	116,721
155,000	Santander Holdings USA, Inc.(e)	1D US SOFR + 2.356%	03/09/2029	153,431
265,000	Truist Financial Corp.(e)	1D US SOFR + 1.435%	01/26/2029	254,882
295,000	Wells Fargo & Co.(e)	3M US SOFR + 1.43161%	06/17/2027	277,181
275,000	Wells Fargo & Co.(e)	1D US SOFR + 1.98%	07/25/2028	269,031
290,000	Wells Fargo & Co.(e)	1D US SOFR + 1.43%	10/30/2030	250,712
				6,180,632
Beverages - 0.10%
675,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/2048	627,200
50,000	Constellation Brands, Inc.	3.15%	08/01/2029	45,099
290,000	Constellation Brands, Inc.	2.88%	05/01/2030	251,774
170,000	PepsiCo, Inc.	3.60%	02/18/2028	163,742
260,000	Triton Water Holdings, Inc.(d)	6.25%	04/01/2029	223,408
				1,311,223
Biotechnology - 0.09%
295,000	Amgen, Inc.	5.25%	03/02/2030	295,814
255,000	Amgen, Inc.	5.75%	03/02/2063	258,884
390,000	Royalty Pharma PLC	2.15%	09/02/2031	305,905
395,000	Royalty Pharma PLC	3.30%	09/02/2040	281,505
				1,142,108

Principal Amount/Description		Rate	Maturity	Value
Building Materials - 0.05%
$130,000	Builders FirstSource, Inc.(d)	6.38%	06/15/2032	$129,301
130,000	Griffon Corp.	5.75%	03/01/2028	121,720
315,000	Owens Corning	4.40%	01/30/2048	260,662
115,000	Standard Industries, Inc.(d)	4.38%	07/15/2030	99,705
				611,388
Chemicals - 0.08%
455,000	ASP Unifrax Holdings, Inc.(d)	7.50%	09/30/2029	282,202
310,000	CF Industries, Inc.	5.38%	03/15/2044	282,762
240,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(d)	9.00%	07/01/2028	209,463
200,000	Sasol Financing USA LLC	5.50%	03/18/2031	157,675
125,000	WR Grace Holdings LLC(d)	5.63%	08/15/2029	102,531
				1,034,633
Coal - 0.01%
180,000	SunCoke Energy, Inc.(d)	4.88%	06/30/2029	151,383

Commercial Services - 0.11%
145,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(d)	6.63%	07/15/2026	137,784
120,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(d)	9.75%	07/15/2027	106,247
300,000	Global Payments, Inc.	4.95%	08/15/2027	292,545
200,000	Metis Merger Sub LLC(d)	6.50%	05/15/2029	172,753
410,000	PECF USS Intermediate Holding III Corp.(d)	8.00%	11/15/2029	231,088
125,000	Triton Container International, Ltd.(d)	1.15%	06/07/2024	118,567
235,000	Triton Container International, Ltd. / TAL International Container Corp.	3.25%	03/15/2032	184,391
170,000	WASH Multifamily Acquisition, Inc.(d)	5.75%	04/15/2026	158,896
				1,402,271
Computers - 0.08%
330,000	Fortinet, Inc.	1.00%	03/15/2026	294,711
230,000	Hewlett Packard Enterprise Co.	5.90%	10/01/2024	230,155
340,000	NetApp, Inc.	1.88%	06/22/2025	316,078
275,000	Virtusa Corp.(d)	7.13%	12/15/2028	224,212
				1,065,156
Containers and Packaging - 0.02%
300,000	Packaging Corp. of America	3.40%	12/15/2027	279,886

Distribution/Wholesale - 0.01%
180,000	BCPE Empire Holdings, Inc.(d)	7.63%	05/01/2027	167,596

Diversified Financial Services - 0.25%
195,000	Air Lease Corp.	1.88%	08/15/2026	173,314
835,000	Air Methods Corp.(d)	8.00%	05/15/2025	7,306
600,000	American Express Co.	3.95%	08/01/2025	582,621
500,000	Aviation Capital Group LLC(d)	1.95%	09/20/2026	433,688
855,000	BlackRock, Inc.	4.75%	05/25/2033	840,822
150,000	Capital One Financial Corp.(e)	1D US SOFR + 2.16%	07/24/2026	145,445
170,000	Nationstar Mortgage Holdings, Inc.(d)	5.75%	11/15/2031	139,825
95,000	Navient Corp.	5.00%	03/15/2027	85,075

Principal Amount/Description		Rate	Maturity	Value
$170,000	OneMain Finance Corp.	6.63%	01/15/2028	$160,526
215,000	PennyMac Financial Services, Inc.(d)	4.25%	02/15/2029	172,892
510,000	Synchrony Financial	3.95%	12/01/2027	444,875
				3,186,389
Electric - 0.54%
55,000	AEP Transmission Co. LLC	5.40%	03/15/2053	56,638
290,000	DTE Energy Co.(l)	4.22%	11/01/2024	283,635
625,000	DTE Energy Co.	4.88%	06/01/2028	611,839
80,000	Duke Energy Carolinas LLC	2.85%	03/15/2032	68,059
95,000	Duke Energy Corp.	4.30%	03/15/2028	91,331
400,000	Duke Energy Corp.	3.95%	08/15/2047	311,263
180,000	Entergy Corp.	2.80%	06/15/2030	152,800
185,000	Exelon Corp.	5.15%	03/15/2028	184,263
1,000,000	Exelon Corp.	4.05%	04/15/2030	935,618
130,000	Exelon Corp.	4.10%	03/15/2052	105,027
355,000	Georgia Power Co.	2.20%	09/15/2024	339,447
760,000	Georgia Power Co.	3.25%	03/15/2051	536,830
225,000	Monongahela Power Co.(d)	5.40%	12/15/2043	218,540
275,000	NextEra Energy Capital Holdings, Inc.	4.26%	09/01/2024	270,559
750,000	NextEra Energy Capital Holdings, Inc.	2.25%	06/01/2030	624,630
125,000	Northern States Power Co.	5.10%	05/15/2053	123,203
215,000	NRG Energy, Inc.(d)	2.00%	12/02/2025	193,011
130,000	NRG Energy, Inc.(d)	3.63%	02/15/2031	101,603
220,000	Oncor Electric Delivery Co. LLC(d)	4.95%	09/15/2052	212,603
320,000	Pacific Gas and Electric Co.	6.10%	01/15/2029	315,094
400,000	Pacific Gas and Electric Co.	2.50%	02/01/2031	313,469
320,000	Pike Corp.(d)	5.50%	09/01/2028	287,617
85,000	San Diego Gas & Electric Co.	5.35%	04/01/2053	84,397
275,000	Southern Co.(e)	5Y US TI + 2.915%	09/15/2051	234,713
225,000	Southwestern Electric Power Co.	3.25%	11/01/2051	151,320
110,000	Virginia Electric and Power Co.	3.75%	05/15/2027	105,424
				6,912,933
Electronics - 0.02%
260,000	Arrow Electronics, Inc.	3.88%	01/12/2028	240,086

Engineering & Construction - 0.04%
265,000	Artera Services LLC(d)	9.03%	12/04/2025	232,246

215,000	Jacobs Engineering Group, Inc.	5.90%	03/01/2033	211,129
				443,375
Entertainment - 0.15%
270,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.(d)	4.88%	05/01/2029	238,666
535,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.(d)	5.63%	09/01/2029	405,760
350,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.(d)	5.88%	09/01/2031	258,606
265,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.(d)	6.63%	03/01/2030	233,445
135,000	Scientific Games International, Inc.(d)	7.25%	11/15/2029	135,290
335,000	Warnermedia Holdings, Inc.	3.76%	03/15/2027	312,611

Principal Amount/Description		Rate	Maturity	Value
$320,000	Warnermedia Holdings, Inc.	4.05%	03/15/2029	$292,663
				1,877,041
Environmental Control - 0.01%
120,000	Madison IAQ LLC(d)	4.13%	06/30/2028	105,773

Food - 0.09%
300,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.(f)	4.38%	02/02/2052	210,704
355,000	Kraft Heinz Foods Co.	4.38%	06/01/2046	301,942
31,000	Post Holdings, Inc.(d)	4.63%	04/15/2030	27,200
569,000	Smithfield Foods, Inc.(d)	4.25%	02/01/2027	524,702
110,000	United Natural Foods, Inc.(d)	6.75%	10/15/2028	91,314
				1,155,862
Food Service - 0.04%
585,000	TKC Holdings, Inc.(d)	10.50%	05/15/2029	445,232

Hand/Machine Tools - 0.01%
145,000	Regal Rexnord Corp.(d)	6.05%	02/15/2026	145,267

Healthcare-Products - 0.01%
200,000	Medline Borrower LP(d)	5.25%	10/01/2029	173,746

Healthcare-Services - 0.24%
530,000	Centene Corp.	2.50%	03/01/2031	423,186
95,000	CHS/Community Health Systems, Inc.(d)	6.00%	01/15/2029	80,021
275,000	Elevance Health, Inc.	2.38%	01/15/2025	261,539
85,000	Elevance Health, Inc.	4.55%	05/15/2052	76,030
450,000	HCA, Inc.	5.38%	02/01/2025	446,295
310,000	HCA, Inc.	4.13%	06/15/2029	287,030
220,000	Health Care Service Corp. A Mutual Legal Reserve Co.(d)	3.20%	06/01/2050	156,105
120,000	Legacy LifePoint Health LLC(d)	4.38%	02/15/2027	93,000
155,000	ModivCare Escrow Issuer, Inc.(d)	5.00%	10/01/2029	114,847
780,000	Radiology Partners, Inc.(d)	9.25%	02/01/2028	285,080
90,000	RP Escrow Issuer LLC(d)	5.25%	12/15/2025	66,488
100,000	Tenet Healthcare Corp.	6.25%	02/01/2027	99,087
220,000	Tenet Healthcare Corp.	6.13%	06/15/2030	217,129
370,000	UnitedHealth Group, Inc.	5.05%	04/15/2053	368,042
105,000	UnitedHealth Group, Inc.	4.95%	05/15/2062	101,097
				3,074,976
Housewares - 0.04%
830,000	SWF Escrow Issuer Corp.(d)	6.50%	10/01/2029	499,103

Insurance - 0.21%
130,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(d)	6.75%	10/15/2027	122,386
185,000	AmWINS Group, Inc.(d)	4.88%	06/30/2029	167,254
605,000	Athene Global Funding(d)(e)	SOFRINDX + 0.56%	08/19/2024	595,814
230,000	Berkshire Hathaway Finance Corp.	2.85%	10/15/2050	160,360
130,000	Berkshire Hathaway Finance Corp.	3.85%	03/15/2052	107,582
150,000	Brighthouse Financial Global Funding(d)	1.00%	04/12/2024	144,295
185,000	Brighthouse Financial Global Funding(d)	2.00%	06/28/2028	155,028
105,000	GTCR AP Finance, Inc.(d)	8.00%	05/15/2027	103,051

Principal Amount/Description		Rate	Maturity	Value
$60,000	HUB International, Ltd.(d)	7.25%	06/15/2030	$62,011
310,000	Massachusetts Mutual Life Insurance Co.(d)	3.20%	12/01/2061	200,493
290,000	MetLife, Inc.	5.25%	01/15/2054	280,962
540,000	Willis North America, Inc.	4.50%	09/15/2028	515,582
				2,614,818
Internet - 0.12%
150,000	Expedia Group, Inc.	5.00%	02/15/2026	147,966
275,000	Expedia Group, Inc.	3.80%	02/15/2028	257,433
55,000	Expedia Group, Inc.	3.25%	02/15/2030	47,912
58,000	Expedia Group, Inc.	2.95%	03/15/2031	48,937
325,000	Meta Platforms, Inc.	3.85%	08/15/2032	302,035
355,000	Meta Platforms, Inc.	4.45%	08/15/2052	308,921
140,000	Netflix, Inc.	4.88%	04/15/2028	138,590
290,000	Newfold Digital Holdings Group, Inc.(d)	6.00%	02/15/2029	217,961
				1,469,755
Investment Companies - 2.90%
8,000,000	Blackstone Private Credit Fund	2.63%	12/15/2026	6,813,387
1,500,000	Franklin BSP Lending Corp.(d)	4.85%	12/15/2024	1,428,925
2,300,000	Golub Capital BDC, Inc.	2.05%	02/15/2027	1,936,527
6,800,000	Owl Rock Capital Corp.	3.75%	07/22/2025	6,305,198
4,092,439	Owl Rock Capital Corp.	2.88%	06/11/2028	3,339,062
5,247,730	Owl Rock Capital Corp. III	3.13%	04/13/2027	4,453,216
844	OWL Rock Core Income Corp.(d)	5.50%	03/21/2025	813
6,661,000	OWL Rock Core Income Corp.	5.50%	03/21/2025	6,413,387
2,000,000	OWL Rock Core Income Corp.	4.70%	02/08/2027	1,816,609
3,482,180	OWL Rock Core Income Corp.(d)	7.75%	09/16/2027	3,468,018
1,000,000	Sixth Street Specialty Lending, Inc.	3.88%	11/01/2024	964,702
				36,939,844
Leisure Time - 0.13%
405,000	Carnival Corp.(d)	7.63%	03/01/2026	397,031
340,000	Carnival Corp.(d)	5.75%	03/01/2027	313,315
140,000	NCL Corp., Ltd.(d)	5.88%	02/15/2027	136,413
160,000	Viking Cruises, Ltd.(d)	5.88%	09/15/2027	147,244
650,000	Viking Cruises, Ltd.(d)	9.13%	07/15/2031	657,137
				1,651,140
Lodging - 0.05%
345,000	Marriott International, Inc.	3.13%	06/15/2026	324,171
360,000	Marriott International, Inc.	2.75%	10/15/2033	286,395
				610,566
Machinery-Diversified - 0.02%
310,000	John Deere Capital Corp.	4.70%	06/10/2030	308,171

Media - 0.17%
140,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.75%	02/01/2032	114,317
80,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.25%	01/15/2034	60,544
34,000	Cengage Learning, Inc.(d)	9.50%	06/15/2024	34,167
315,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/2025	308,998
320,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.50%	03/01/2042	214,322

Principal Amount/Description		Rate	Maturity	Value
$185,000	Comcast Corp.	3.95%	10/15/2025	$180,385
335,000	Comcast Corp.	3.40%	04/01/2030	308,012
75,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(d)	5.88%	08/15/2027	68,011
95,000	DISH DBS Corp.(d)	5.75%	12/01/2028	70,838
700,000	McGraw-Hill Education, Inc.(d)	5.75%	08/01/2028	607,334
85,000	News Corp.(d)	5.13%	02/15/2032	77,636
130,000	Scripps Escrow II, Inc.(d)	3.88%	01/15/2029	105,095
70,000	Townsquare Media, Inc.(d)	6.88%	02/01/2026	67,004
				2,216,663
Metal Fabricate/Hardware - 0.01%
100,000	Advanced Drainage Systems, Inc.(d)	6.38%	06/15/2030	99,042

Mining - 0.06%
160,000	Arconic Corp.(d)	6.13%	02/15/2028	162,129
50,000	Freeport-McMoRan, Inc.	4.38%	08/01/2028	47,218
250,000	Freeport-McMoRan, Inc.	4.63%	08/01/2030	235,788
310,000	Glencore Funding LLC(d)	1.63%	04/27/2026	279,730
				724,865
Miscellaneous Manufactur - 0.02%
160,000	Eaton Corp.	4.35%	05/18/2028	157,086
155,000	Parker-Hannifin Corp.	4.25%	09/15/2027	150,414
				307,500
Oil & Gas - 0.36%
305,000	BP Capital Markets America, Inc.	4.89%	09/11/2033	302,000
185,000	BP Capital Markets America, Inc.	2.94%	06/04/2051	126,480
630,000	Brooklyn Union Gas Co.(d)	4.49%	03/04/2049	486,032
165,000	Callon Petroleum Co.(d)	7.50%	06/15/2030	155,897
165,000	Chesapeake Energy Corp.(d)	5.88%	02/01/2029	156,885
85,000	Civitas Resources, Inc.(d)	8.38%	07/01/2028	86,067
170,000	CNX Resources Corp.(d)	6.00%	01/15/2029	157,741
340,000	Continental Resources, Inc.(d)	2.27%	11/15/2026	302,867
300,000	Exxon Mobil Corp.	4.23%	03/19/2040	276,820
160,000	Halliburton Co.	2.92%	03/01/2030	140,726
140,000	Hilcorp Energy I LP / Hilcorp Finance Co.(d)	6.25%	11/01/2028	131,909
155,000	Hilcorp Energy I LP / Hilcorp Finance Co.(d)	5.75%	02/01/2029	140,504
235,000	Marathon Petroleum Corp.	5.13%	12/15/2026	232,811
750,000	NiSource, Inc.	3.60%	05/01/2030	676,293
75,000	Phillips 66 Co.	4.95%	12/01/2027	74,388
700,000	SierraCol Energy Andina LLC(d)	6.00%	06/15/2028	515,393
300,000	SierraCol Energy Andina LLC(f)	6.00%	06/15/2028	220,883
140,000	Southwestern Energy Co.	5.38%	02/01/2029	131,973
160,000	Southwestern Energy Co.	4.75%	02/01/2032	141,242
215,000	Sunoco LP / Sunoco Finance Corp.	4.50%	05/15/2029	190,989
				4,647,900
Oil & Gas Services - 0.01%
150,000	Weatherford International, Ltd.(d)	6.50%	09/15/2028	150,780

Packaging & Containers - 0.08%
230,000	Berry Global, Inc.	1.65%	01/15/2027	198,570
115,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.(d)	4.38%	10/15/2028	99,707
200,000	Trident TPI Holdings, Inc.(d)	12.75%	12/31/2028	207,650

Principal Amount/Description		Rate	Maturity	Value
$576,000	WRKCo, Inc.	3.75%	03/15/2025	$554,493
				1,060,420
Pharmaceuticals - 0.19%
650,000	AbbVie, Inc.	4.70%	05/14/2045	594,319
165,000	AdaptHealth LLC(d)	5.13%	03/01/2030	133,810
80,000	Bausch Health Cos., Inc.(d)	6.13%	02/01/2027	51,308
24,000	Bausch Health Cos., Inc.(d)	11.00%	09/30/2028	17,107
4,000	Bausch Health Cos., Inc.(d)	14.00%	10/15/2030	2,400
270,000	Becton Dickinson & Co.	4.69%	02/13/2028	266,486
160,000	CVS Health Corp.	5.13%	02/21/2030	158,995
295,000	CVS Health Corp.	5.30%	06/01/2033	294,688
305,000	CVS Health Corp.	5.88%	06/01/2053	312,990
220,000	Merck & Co., Inc.	4.50%	05/17/2033	218,320
160,000	Owens & Minor, Inc.(d)	6.63%	04/01/2030	145,317
190,000	Viatris, Inc.	1.65%	06/22/2025	174,902
				2,370,642
Pipelines - 0.32%
73,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(d)	5.75%	03/01/2027	70,470
320,000	Cheniere Energy, Inc.	4.63%	10/15/2028	299,132
315,000	Energy Transfer LP	4.75%	01/15/2026	308,069
1,000,000	Energy Transfer LP	3.90%	07/15/2026	950,943
200,000	Energy Transfer LP	4.40%	03/15/2027	191,351
350,000	Energy Transfer LP	5.00%	05/15/2044	295,672
105,000	EQM Midstream Partners LP(d)	4.75%	01/15/2031	92,100
180,000	Hess Midstream Operations LP(d)	4.25%	02/15/2030	157,228
503,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	540,865
405,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(d)	7.50%	02/01/2026	399,296
160,000	NGPL PipeCo LLC(d)	3.25%	07/15/2031	132,081
180,000	ONEOK, Inc.	3.40%	09/01/2029	157,055
235,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	231,453
100,000	Venture Global LNG, Inc.(d)	8.13%	06/01/2028	101,676
115,000	Venture Global LNG, Inc.(d)	8.38%	06/01/2031	116,093
				4,043,484
Real Estate - 0.00%(m)
80,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(d)	5.25%	04/15/2030	56,944

REITS - 0.26%
165,000	Agree LP	2.60%	06/15/2033	127,034
245,000	Alexandria Real Estate Equities, Inc.	3.00%	05/18/2051	150,973
60,000	Alexandria Real Estate Equities, Inc.	5.15%	04/15/2053	53,868
280,000	Corporate Office Properties LP	2.90%	12/01/2033	194,367
850,000	Crown Castle, Inc.	3.65%	09/01/2027	795,370
330,000	Equinix, Inc.	1.80%	07/15/2027	286,228
1,000,000	Equinix, Inc.	2.15%	07/15/2030	809,413
365,000	Host Hotels & Resorts LP	2.90%	12/15/2031	287,478
265,000	Invitation Homes Operating Partnership LP	2.70%	01/15/2034	200,989
170,000	Iron Mountain, Inc.(d)	7.00%	02/15/2029	170,470
75,000	Iron Mountain, Inc.(d)	4.50%	02/15/2031	64,510
155,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(d)	4.88%	05/15/2029	133,730

Principal Amount/Description		Rate	Maturity	Value
$90,000	Sabra Health Care LP	3.20%	12/01/2031	$67,244
				3,341,674
Retail - 0.22%
585,000	Dick's Sporting Goods, Inc.	3.15%	01/15/2032	479,787
190,000	Dick's Sporting Goods, Inc.	4.10%	01/15/2052	132,161
140,000	Dollar General Corp.	4.25%	09/20/2024	137,351
575,000	Dollar Tree, Inc.	4.00%	05/15/2025	556,882
90,000	Dollar Tree, Inc.	3.38%	12/01/2051	60,720
75,000	Ferrellgas LP / Ferrellgas Finance Corp.(d)	5.38%	04/01/2026	69,826
130,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(d)	6.75%	01/15/2030	110,762
170,000	Lowe's Cos., Inc.	4.40%	09/08/2025	166,660
155,000	Lowe's Cos., Inc.	5.63%	04/15/2053	155,031
305,000	McDonald's Corp.	4.45%	03/01/2047	274,633
95,000	Michaels Cos., Inc.(d)	5.25%	05/01/2028	76,852
190,000	Park River Holdings, Inc.(d)	5.63%	02/01/2029	147,495
190,000	SRS Distribution, Inc.(d)	4.63%	07/01/2028	169,890
125,000	Staples, Inc.(d)	7.50%	04/15/2026	103,409
155,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.(d)	5.00%	06/01/2031	129,993
90,000	Victoria's Secret & Co.(d)	4.63%	07/15/2029	65,861
				2,837,313
Semiconductors - 0.09%
529,000	Broadcom, Inc.(d)	3.42%	04/15/2033	442,625
740,000	Marvell Technology, Inc.	2.95%	04/15/2031	620,647
90,000	Texas Instruments, Inc.	5.00%	03/14/2053	91,285
				1,154,557
Software - 0.14%
125,000	AthenaHealth Group, Inc.(d)	6.50%	02/15/2030	105,330
650,000	Castle US Holding Corp.(d)	9.50%	02/15/2028	368,579
120,000	Clarivate Science Holdings Corp.(d)	4.88%	07/01/2029	106,576
180,000	Oracle Corp.	6.25%	11/09/2032	191,146
130,000	Oracle Corp.	3.80%	11/15/2037	106,366
450,000	Oracle Corp.	3.85%	04/01/2060	317,444
365,000	VMware, Inc.	2.20%	08/15/2031	286,960
325,000	Workday, Inc.	3.70%	04/01/2029	301,563
				1,783,964
Telecommunications - 0.32%
500,000	AT&T, Inc.	4.30%	02/15/2030	474,850
185,000	AT&T, Inc.	2.75%	06/01/2031	156,156
840,000	AT&T, Inc.	3.50%	09/15/2053	595,244
400,000	AT&T, Inc.	3.55%	09/15/2055	280,320
90,000	CommScope, Inc.(d)	4.75%	09/01/2029	71,042
500,000	Embarq Corp Eq	8.00%	06/01/2036	302,880
30,000	Frontier Communications Holdings LLC(d)	5.88%	10/15/2027	27,562
85,000	Frontier Communications Holdings LLC(d)	5.00%	05/01/2028	73,421
74,000	Level 3 Financing, Inc.(d)	10.50%	05/15/2030	75,151
315,000	T-Mobile USA, Inc.	2.25%	02/15/2026	289,723
1,000,000	T-Mobile USA, Inc.	3.88%	04/15/2030	921,865
320,000	T-Mobile USA, Inc.	3.40%	10/15/2052	228,689
500,000	Verizon Communications, Inc.	3.15%	03/22/2030	444,598
95,000	Verizon Communications, Inc.	3.88%	03/01/2052	75,003
				4,016,504

Principal Amount/Description		Rate	Maturity	Value
Transportation - 0.13%
$210,000	Burlington Northern Santa Fe LLC	5.20%	04/15/2054	$214,411
735,000	CSX Corp.	3.80%	11/01/2046	591,752
310,000	Ryder System, Inc.	5.65%	03/01/2028	310,464
500,000	Union Pacific Corp.	3.70%	03/01/2029	477,653
100,000	XPO, Inc.(d)	7.13%	06/01/2031	100,883
				1,695,163
Trucking & Leasing - 0.04%
220,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.(d)	5.75%	05/24/2026	218,019
275,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(d)	4.20%	04/01/2027	257,622
				475,641

TOTAL U.S. CORPORATE BONDS
(Cost $123,705,603)				111,268,501

CONVERTIBLE CORPORATE BONDS - 0.00%
102,353	Digicel Group Holdings, Ltd.(a)(d)(h)	5.09% (7.00%)	12/31/2049	11,891

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $26,846)				11,891

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.52%
200,000	Banco Nacional de Comercio Exterior SNC(e)(f)	5Y US TI + 2.00%	08/11/2031	168,500
900,000	Brazilian Government International Bond	4.75%	01/14/2050	664,833
500,000	Chile Government International Bond	3.10%	01/22/2061	327,838
200,000	Colombia Government International Bond	4.13%	02/22/2042	128,038
900,000	Colombia Government International Bond	5.00%	06/15/2045	628,802
300,000	Colombia Government International Bond	5.20%	05/15/2049	206,850
600,000	Colombia Government International Bond	4.13%	05/15/2051	360,564
600,000	Dominican Republic International Bond(d)	6.40%	06/05/2049	512,722
100,000	Dominican Republic International Bond(f)	8.63%	04/20/2027	104,500
1,160,000	Mexico Government International Bond	3.75%	01/11/2028	1,105,544
500,000	Mexico Government International Bond	4.40%	02/12/2052	395,463
621,000	Mexico Government International Bond	6.34%	05/04/2053	634,139
500,000	Panama Government International Bond	3.87%	07/23/2060	332,662
200,000	Republic of South Africa Government International Bond	4.30%	10/12/2028	177,150
900,000	Republic of South Africa Government International Bond	5.65%	09/27/2047	638,850

Principal Amount/Description		Rate	Maturity	Value
$800,000	Ukraine Government International Bond(f)	7.25%	03/15/2035	$188,000

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $8,703,980)				6,574,455

BANK LOANS - 1.45%(e)
Luxembourg - 0.09%
1,186,342	Travelport Finance Luxembourg SARL 1L, 2021, First Lien - Initial (Priority) Term Loan	1M SOFR + 8.35%, 1.00% Floor	02/28/2025	$1,170,036

Netherlands - 0.01%
187,125	Bright Bidco BV, First Lien	3M SOFR + 9.00%, 1.00% Floor	10/31/2027	96,994
5,736	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan	3M US L + 3.00%	06/28/2024	4,589
77,464	Lealand Finance Company B.V., First Lien - Take-Back Term Loan	3M US L + 1.00%	06/30/2025	45,187
				146,770
United Arab Emirates - 0.06%
780,180	Gulf Finance, LLC TL 1L	1M SOFR + 6.75%	08/25/2026	760,784

United States - 1.29%
563,051	Air Methods Corp., First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	04/22/2024	211,144
908,500	American Tire Distributors, Inc., First Lien - Initial Term Loan	3M SOFR + 6.25%	10/08/2028	792,562
965,000	Applied Systems, Inc., Second Lien - 2021 Term Loan	3M SOFR + 6.75%, 0.75% Floor	09/19/2025	967,716
452,470	Astra Acquisition Corp., First Lien - Initial Term Loan	1M US L + 5.25%	10/22/2028	318,851
1,989,522	Astra Acquisition Corp., Second Lien - Initial Term Loan	1M US L + 8.875%	10/22/2029	1,109,158
295,000	Asurion LLC, Second Lien - New B-3 Term Loan	1M US L + 5.25%	01/31/2028	252,134
688,394	Atlas Purchaser, Inc., First Lien - Initial Term Loan	3M US L + 3.00%, 0.75% Floor	05/18/2028	467,141
538,805	Aveanna Healthcare LLC, Second Lien - Initial Term Loan	3M US L + 7.00%, 0.50% Floor	12/10/2029	336,080
200,000	Blackhawk Network Holdings, Inc., Second Lien	3M US L + 7.00%	06/15/2026	191,900
722,138	Cengage Learning, Inc., First Lien - B Term Loan	3M US L + 5.00%	06/29/2026	709,186
1,630,000	Constant Contact, Inc., Second Lien - Initial Term Loan	3M US L + 7.50%, 0.75% Floor	02/12/2029	1,371,237
905,000	DCert Buyer, Inc., Second Lien - First Amendment Refinancing Term Loan	3M SOFR + 7.00%	02/19/2029	834,111
760,000	DG Investment Intermediate Holdings 2, Inc., Second Lien - Initial Term Loan	1M US L + 6.75%, 0.75% Floor	03/30/2029	676,875
893,979	Envision Healthcare Corp., First Lien	3M SOFR + 4.25%	03/31/2027	201,986

Principal Amount/Description		Rate	Maturity	Value
2,185,047	Envision Healthcare Corp., First Lien	3M SOFR + 3.75%	03/31/2027	$41,658
615,161	Intelsat Jackson Holdings S.A.TLB 1L	3M SOFR + 4.25%	01/26/2029	613,457
407,813	LSF9 ATLANTIS HOLDINGS, LLC, First Lien - B Term Loan	3M SOFR + 7.25%	03/29/2029	404,244
817,492	Minotaur Acquisition, Inc., First Lien - B Term Loan	3M SOFR + 4.75%	03/27/2026	805,998
479,542	Misys, Ltd., First Lien - Dollar Term Loan	3M US L + 3.50%, 1.00% Floor	06/13/2024	462,233
705,000	Misys, Ltd., Second Lien - Dollar Term Loan	6M US L + 7.25%, 1.00% Floor	06/13/2025	642,565
220,000	Olympus Water US Holding Corp, First Lien, First Lien	6M US L + 0.00%	11/08/2028	213,263
380,000	Regionalcare Hospital Partners Holdings, Inc. Tl, First Lien	3M US L + 3.75%	11/14/2025	352,874
1,037,537	Riverbed Technology, Inc., First Lien - Initial Term Loan	3M US L + 10.00%	12/06/2026	281,691
959,282	Team Health Holdings, Inc., First Lien - Initial Term Loan	1M US L + 2.75%, 1.00% Floor	02/06/2024	853,161
587,568	Think & Learn Private, Ltd., First Lien - B Term Loan	3M US L + 0.00%	11/05/2026	374,575
1,410,000	UKG, Inc. TL 2L	1M SOFR + 5.25%	05/03/2027	1,371,225
677,925	Viad Corp, First Lien - Initial Term Loan	3M US L + 5.00%, 0.50% Floor	07/30/2028	660,977
871,367	WaterBridge Midstream Operating LLC, First Lien - Initial Term Loan	3M US L + 5.75%, 1.00% Floor	06/22/2026	867,489
				16,385,491

TOTAL BANK LOANS
(Cost $22,703,925)				18,463,081

BUSINESS DEVELOPMENT COMPANIES - 0.10%
1,292,347	Golub Capital BDC, Inc.	3.38%	04/15/2024	$1,256,358

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,261,738)				1,256,358

COLLATERALIZED LOAN OBLIGATIONS - 4.30%
	AIMCO CLO
500,000	Series 2018-AA(d)(e)	3M US L + 2.55%	04/17/2031	$474,684
	Apidos CLO XII
500,000	Series 2018-12A(d)(e)	3M US L + 2.60%	04/15/2031	461,108
	Apidos CLO XXIV
1,000,000	Series 2018-24A(d)(e)	3M US L + 5.80%	10/20/2030	870,489
	Babson CLO, Ltd.
500,000	Series 2018-IA(d)(e)	3M US L + 2.60%	01/20/2031	468,798
	Bain Capital Credit CLO 2017-2, Ltd.
500,000	Series 2021-2A(d)(e)	3M US L + 6.50%	07/25/2034	453,190
1,000,000	Series 2021-2A(d)(e)	3M US L + 3.10%	07/25/2034	925,052
	Bain Capital Credit CLO 2021-2, Ltd.
500,000	Series 2021-2A(d)(e)	3M US L + 3.15%	07/16/2034	460,405
	Bain Capital Credit CLO 2022-3, Ltd.
1,000,000	Series 2022-3A(d)(e)	3M US SOFR + 7.35%	07/17/2035	905,311

Principal Amount/Description		Rate	Maturity	Value
	Bain Capital Credit CLO 2023-3, Ltd.
$500,000	Series 2023-3A(d)(e)		07/24/2036	$500,000
	Barings CLO, Ltd.
500,000	Series 2018-4A(d)(e)	3M US L + 5.82%	10/15/2030	443,828
	Barings CLO, Ltd. 2018-III
1,295,000	Series 2018-3A(d)(e)	3M US L + 5.75%	07/20/2029	1,162,423
	Barings CLO, Ltd. 2019-I
1,500,000	Series 2021-1A(d)(e)	3M US L + 6.86%	04/15/2036	1,366,633
	Barings CLO, Ltd. 2019-II
500,000	Series 2021-2A(d)(e)	3M US L + 3.41%	04/15/2036	473,121
	Beechwood Park CLO, Ltd.
500,000	Series 2022-1A(d)(e)	3M US SOFR + 6.50%	01/17/2035	451,184
	BlueMountain CLO, Ltd.
500,000	Series 2018-3A(d)(e)	3M US L + 2.60%	04/20/2031	430,933
	BlueMountain Fuji US CLO II, Ltd.
1,000,000	Series 2017-2A(d)(e)	3M US L + 3.00%	10/20/2030	844,857
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.75%	10/15/2031	844,277
	Canyon Capital CLO 2016-2, Ltd.
500,000	Series 2018-2A(d)(e)	3M US L + 3.15%	10/15/2031	453,422
	Canyon Capital CLO 2017-1, Ltd.
500,000	Series 2021-1A(d)(e)	3M US L + 3.00%	07/15/2030	468,319
	Canyon Capital CLO 2019-1, Ltd.
500,000	Series 2021-1A(d)(e)	3M US L + 7.09%	04/15/2032	442,928
	Canyon Capital CLO 2021-2, Ltd.
1,250,000	Series 2021-2A(d)(e)	3M US L + 3.35%	04/15/2034	1,148,745
	Canyon Capital CLO, Ltd.
1,000,000	Series 2018-1A(d)(e)	3M US L + 2.75%	01/30/2031	916,659
1,500,000	Series 2018-1A(d)(e)	3M US L + 5.50%	01/30/2031	1,187,278
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.75%	07/15/2031	786,523
500,000	Series 2018-1A(d)(e)	3M US L + 2.80%	07/15/2031	457,365
	Canyon CLO 2021-3, Ltd.
1,000,000	Series 2021-3A(d)(e)	3M US L + 3.05%	07/15/2034	913,440
	Canyon CLO 2021-4, Ltd.
1,000,000	Series 2021-4A(d)(e)	3M US L + 6.30%	10/15/2034	909,748
	Carlyle Global Market Strategies CLO 2016-3, Ltd.
1,000,000	Series 2021-3A(d)(e)	3M US L + 3.30%	07/20/2034	941,967
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(d)(e)	3M US L + 5.35%	05/15/2031	812,531
	Carlyle US CLO 2020-2, Ltd.
2,000,000	Series 2021-2A(d)(e)	3M US L + 6.70%	01/25/2035	1,800,363
	Carlyle US CLO 2021-1, Ltd.
500,000	Series 2021-1A(d)(e)	3M US L + 6.00%	04/15/2034	452,002
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 3.00%	04/15/2030	447,445
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.80%	04/15/2030	815,273
	Cook Park CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 2.60%	04/17/2030	441,120
	Crown Point CLO IV, Ltd.
500,000	Series 2018-4A(d)(e)	3M US L + 1.90%	04/20/2031	477,982
	Dryden 57 CLO, Ltd.
500,000	Series 2018-57A(d)(e)	3M US L + 2.55%	05/15/2031	448,653
	Elevation CLO 2021-14, Ltd.
500,000	Series 2021-14A(d)(e)	3M US L + 2.30%	10/20/2034	479,760
	Elmwood CLO IX, Ltd.
500,000	Series 2021-2A(d)(e)	3M US L + 5.94%	07/20/2034	466,646

Principal Amount/Description		Rate	Maturity	Value
	Fillmore Park CLO, Ltd.
$500,000	Series 2018-1A(d)(e)	3M US L + 2.90%	07/15/2030	$470,115
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.40%	07/15/2030	893,325
	Galaxy XIX CLO, Ltd.
1,300,000	Series 2017-19A(d)(e)	3M US L + 6.53%	07/24/2030	1,095,868
	Gilbert Park CLO, Ltd.
1,000,000	Series 2017-1A(d)(e)	3M US L + 6.40%	10/15/2030	851,292
	Goldentree Loan Management US CLO, Ltd.
500,000	Series 2018-3A(d)(e)	3M US L + 2.85%	04/20/2030	473,668
	Marble Point CLO XII, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 3.00%	07/16/2031	419,099
	Milos CLO, Ltd.
500,000	Series 2020-1A(d)(e)	3M US L + 6.15%	10/20/2030	445,053
	Myers Park CLO, Ltd.
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.50%	10/20/2030	851,404
	Neuberger Berman Loan Advisers CLO 37, Ltd.
500,000	Series 2021-37A(d)(e)	3M US L + 5.75%	07/20/2031	461,893
	Neuberger Berman Loan Advisers CLO 42, Ltd.
500,000	Series 2021-42A(d)(e)	3M US L + 5.95%	07/16/2035	464,794
	Neuberger Berman Loan Advisers Clo 44, Ltd.
1,000,000	Series 2021-44A(d)(e)	3M US L + 6.00%	10/16/2034	927,248
	Point Au Roche Park CLO, Ltd.
500,000	Series 2021-1A(d)(e)	3M US L + 6.13%	07/20/2034	442,077
	Rockland Park CLO, Ltd.
500,000	Series 2021-1A(d)(e)	3M US L + 6.25%	04/20/2034	467,530
	Sound Point CLO XXIII
500,000	Series 2021-2A(d)(e)	3M US L + 3.30%	07/15/2034	441,304
	Sound Point CLO XXIV
1,375,000	Series 2021-3A(d)(e)	3M US L + 6.72%	10/25/2034	1,048,887
	Sound Point CLO XXVI, Ltd.
500,000	Series 2021-1A(d)(e)	3M US L + 3.35%	07/20/2034	446,429
	Sound Point CLO XXVIII, Ltd.
1,000,000	Series 2020-3A(d)(e)	3M US L + 6.90%	01/25/2032	865,865
	Sound Point CLO XXXII, Ltd.
500,000	Series 2021-4A(d)(e)	3M US L + 3.40%	10/25/2034	432,568
500,000	Series 2021-4A(d)(e)	3M US L + 6.70%	10/25/2034	387,951
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 2.60%	01/15/2030	448,242
	Thayer Park CLO, Ltd.
500,000	Series 2021-1A(d)(e)	3M US L + 6.25%	04/20/2034	444,688
	THL Credit Wind River 2017-1 CLO, Ltd.
500,000	Series 2021-1A(d)(e)	3M US L + 3.91%	04/18/2036	446,517
	THL Credit Wind River 2017-3 CLO, Ltd.
500,000	Series 2021-3A(d)(e)	3M US L + 7.08%	04/15/2035	443,589
	THL Credit Wind River 2018-3 CLO, Ltd.
2,000,000	Series 2018-3A(d)(e)	3M US L + 2.95%	01/20/2031	1,829,492
	THL Credit Wind River CLO, Ltd.
500,000	Series 2018-1A(d)(e)	2.90% - 3M US L	07/15/2030	453,327
2,000,000	Series 2018-1A(d)(e)	5.50% - 3M US L	07/15/2030	1,619,748
1,000,000	Series 2018-1A(d)(e)	3M US L + 3.00%	07/18/2031	853,607
1,000,000	Series 2018-2A(d)(e)	3M US L + 5.75%	07/15/2030	798,834
1,000,000	Series 2018-3A(d)(e)	3M US L + 6.22%	10/22/2031	748,740
	Upland CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 2.90%	04/20/2031	465,593

Principal Amount/Description		Rate	Maturity	Value
	VOYA CLO 2017-2
$1,000,000	Series 2017-2A(d)(e)	3M US L + 6.02%	06/07/2030	$793,303
	Voya CLO 2022-3, Ltd.
1,000,000	Series 2022-3A(d)(e)	3M US SOFR + 5.00%	10/20/2034	1,000,388
	Voya CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US SOFR + 3.06161%	04/18/2031	436,640
1,000,000	Series 2018-2A(d)(e)	3M US L + 2.75%	07/15/2031	881,036
1,000,000	Series 2018-2A(d)(e)	3M US L + 5.25%	07/15/2031	777,662
500,000	Series 2018-3A(d)(e)	3M US SOFR + 6.46161%	10/20/2031	337,505
500,000	Series 2018-4A(d)(e)	3M US L + 5.95%	07/14/2031	333,521
	Webster Park CLO, Ltd.
1,000,000	Series 2018-1A(d)(e)	5.50% - 3M US L	07/20/2030	838,422
	Wind River 2013-1 CLO, Ltd.
500,000	Series 2017-1A(d)(e)	3M US L + 3.65%	07/20/2030	464,458
	Wind River 2014-3 CLO, Ltd.
1,500,000	Series 2018-3A(d)(e)	3M US L + 3.40%	10/22/2031	1,268,592
	Wind River 2021-2 CLO, Ltd.
500,000	Series 2021-2A(d)(e)	3M US L + 6.43%	07/20/2034	418,318

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $61,897,069)				54,793,054

EQUITY - LINKED NOTES - 0.00%(m)
263,093	Inverpamplona SA(g)(j)(k)	0.00%	12/30/2028	–

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				–

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 17.92%
	Aaset 2021-2 Trust
421,616	Series 2021-2A(d)	3.54%	12/15/2028	316,257
	ABFC Trust
2,588,196	Series 2007-WMC1(e)	1M US L + 1.25%	06/25/2037	1,801,279
	Alen Mortgage Trust
1,107,000	Series 2021-ACEN(d)(e)	1M US L + 4.00%	04/15/2026	673,212
	AMSR
5,100,000	Series 2020-SFR3(d)	4.99%	09/17/2025	4,753,218
5,000,000	Series 2021-SFR1(d)(e)	4.61%	06/17/2028	4,041,949
	AREIT Trust
1,265,000	Series 2019-CRE3(d)(e)	30D SOFR + 2.76%	09/16/2036	1,147,395
	Atrium Hotel Portfolio Trust
1,309,000	Series 2018-ATRM(d)(e)	1M US L + 3.40%	06/15/2035	1,220,774
	Atrium IX
500,000	Series 2017-9A(d)(e)	3M US L + 3.60%	05/28/2030	478,119
	Atrium XIII
1,000,000	Series 2017-13A(d)(e)	3M US L + 6.05%	11/21/2030	923,685
	Atrium XIV LLC
1,000,000	Series 2018-14A(d)(e)	3M US L + 5.65%	08/23/2030	935,798
	BAMLL Commercial Mortgage Securities Trust
683,000	Series 2019-AHT(d)(e)	2.57%	03/15/2034	664,081
	BANK
200,000	Series 2017-BNK5(e)	4.33%	06/15/2027	169,209
10,291,000	Series 2018-BN12(d)(e)(n)	1.50%	05/15/2061	567,119
660,000	Series 2022-BNK39	3.18%	01/15/2032	528,862
165,000	Series 2022-BNK39(d)	2.50%	01/15/2032	71,960

Principal Amount/Description		Rate	Maturity	Value
	BANK 2020-BNK27
$16,875,000	Series 2020-BN27(d)(e)(n)	0.83%	04/15/2030	$675,034
	BANK 2021-BNK35
316,000	Series 2021-BN35	2.29%	07/15/2031	254,350
	BANK 2021-BNK37
381,000	Series 2021-BN37(e)	3.21%	11/15/2031	254,312
	Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10
1,090,000	Series 2016-UB10(e)	4.99%	05/15/2026	946,763
	BBCMS Mortgage Trust
519,000	Series 2022-C17	4.44%	08/15/2032	487,714
	BBCMS Trust
3,000,000	Series 2018-CBM(d)(e)	1M US L + 3.55%	07/15/2037	2,837,474
	Benchmark Mortgage Trust
9,586,400	Series 2018-B2(e)(n)	0.60%	01/15/2028	141,751
600,000	Series 2018-B2(e)	4.44%	01/15/2028	477,346
20,780,371	Series 2018-B4(e)(n)	0.66%	06/15/2028	335,352
1,589,000	Series 2018-B4(d)(e)	2.95%	07/17/2051	1,000,546
1,130,000	Series 2019-B9(e)	4.97%	01/15/2029	866,884
522,000	Series 2020-B18(d)	4.14%	08/15/2025	450,145
1,510,000	Series 2021-B31(d)	2.25%	11/15/2031	604,826
592,000	Series 2022-B32(e)	3.53%	01/15/2032	478,623
	BF Mortgage Trust
705,000	Series 2019-NYT(d)(e)	1M US L + 3.00%	12/15/2035	330,024
	Blackbird Capital Aircraft
1,342,788	Series 2021-1A(d)	3.45%	07/15/2028	1,107,682
	BMO Mortgage Trust
7,951,000	Series 2022-C1(d)(e)(n)	1.89%	02/15/2032	900,276
300,000	Series 2023-C5	5.74%	02/15/2028	300,375
	BX Commercial Mortgage Trust
1,000,000	Series 2019-IMC(d)(e)	1M US L + 1.90%	04/15/2034	977,972
	BX Trust
636,000	Series 2019-OC11(d)(e)	4.08%	12/09/2029	530,697
2,964,000	Series 2019-OC11(d)(e)	4.08%	12/06/2041	2,388,435
900,000	Series 2021-VIEW(d)(e)	1M US L + 3.93%	06/15/2023	797,050
	Cantor Commercial Real Estate Lending
1,113,000	Series 2019-CF1(d)(e)	4.12%	04/15/2024	956,921
	Carbon Capital VI Commercial Mortgage Trust
359,976	Series 2019-FL2(d)(e)	1M US L + 2.85%	10/15/2035	305,872
	Carvana Auto Receivables Trust
5,300	Series 2021-N1(d)	0.00%	01/10/2028	798,345
5,250	Series 2021-N2(d)	0.00%	03/10/2028	1,002,750
	Cascade MH Asset Trust
4,601,000	Series 2019-MH1(d)(e)	5.99%	10/25/2024	4,310,398
	Castlelake Aircraft Securitization Trust
3,111,714	Series 2018-1(d)	6.63%	06/15/2043	1,168,610
	Castlelake Aircraft Structured Trust
2,750,000	Series 2019-1A(d)	0.00%	04/15/2039	80,850
	Cathedral Lake VIII, Ltd.
1,000,000	Series 2021-8A(d)(e)	3M US L + 2.62%	01/20/2035	976,889
1,000,000	Series 2021-8A(d)(e)	3M US L + 3.42%	01/20/2035	917,196
	CD Mortgage Trust
750,000	Series 2017-CD4(e)	4.35%	04/10/2027	571,676
	CFCRE Commercial Mortgage Trust
432,966	Series 2016-C6	2.95%	08/10/2026	395,913

Principal Amount/Description		Rate	Maturity	Value
	CIFC Funding 2019-III, Ltd.
$650,000	Series 2021-3A(d)(e)	3M US L + 6.80%	10/16/2034	$613,456
	CIFC Funding, Ltd.
850,000	Series 2021-1A(d)(e)	3M US L + 6.00%	04/25/2033	796,693
500,000	Series 2021-4A(d)(e)	3M US L + 5.95%	07/15/2033	468,113
2,500,000	Series 2021-5A(d)(e)	3M US L + 6.50%	07/15/2034	2,351,340
	Citigroup Commercial Mortgage Trust
3,229,926	Series 2014-GC25(e)(n)	0.96%	10/10/2047	25,748
866,000	Series 2015-GC27(d)(e)	4.42%	02/12/2048	698,730
400,000	Series 2015-GC31(e)	4.05%	06/10/2025	322,292
344,000	Series 2016-GC36(d)	2.85%	02/12/2049	135,942
464,000	Series 2017-C4(e)	4.10%	10/12/2027	399,843
225,000	Series 2019-GC41	3.20%	08/10/2029	176,497
1,000,000	Series 2019-SMRT(d)(e)	4.75%	01/10/2036	994,531
1,433,000	Series 2020-555(d)(e)	3.62%	12/12/2041	966,729
546,000	Series 2022-GC48(e)	4.74%	05/15/2032	518,328
	Citigroup Mortgage Loan Trust
613,533	Series 2006-WF1(l)	4.61%	03/25/2036	307,035
938,846	Series 2007-OPX1(l)	6.33%	01/25/2037	349,313
	Cologix Data Centers US Issuer LLC
2,800,000	Series 2021-1A(d)	5.99%	12/28/2026	2,283,802
	Commercial Mortgage Pass-Through Certificates
8,281,155	Series 2014-UBS4(d)	3.75%	08/10/2024	806,400
11,000	Series 2014-UBS4(d)(e)	0.00%	08/10/2047	1
2,611,138	Series 2015-CR22(e)(n)	0.89%	03/10/2025	26,902
4,119,803	Series 2015-CR26(e)(n)	0.93%	09/10/2025	62,520
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(l)	6.20%	09/25/2036	750,587
122,527	Series 2007-1(e)	5.90%	05/25/2037	31,361
	CSAIL Commercial Mortgage Trust
4,888,902	Series 2015-C1(e)(n)	0.95%	01/15/2025	40,733
490,000	Series 2016-C6(e)	5.08%	04/15/2026	417,581
1,362,000	Series 2016-C6(d)(e)	5.08%	01/15/2049	900,328
	CSMC
832,000	Series 2021-B33(d)(e)	3.77%	10/10/2031	579,783
	DBJPM 16-C1 Mortgage Trust
1,309,000	Series 2016-C1(e)	3.33%	05/12/2049	1,075,991
	Diamond Infrastructure Funding LLC
2,000,000	Series 2021-1A(d)	3.48%	12/20/2026	1,743,913
	DOLP Trust
1,000,000	Series 2021-NYC(d)(e)	3.70%	05/10/2031	643,004
	Dryden 38 Senior Loan Fund
1,000,000	Series 2018-38A(d)(e)	3M US L + 5.60%	07/15/2030	818,406
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(d)(e)	3M US L + 5.75%	08/15/2031	840,626
500,000	Series 2018-40A(d)(e)	3M US L + 3.10%	08/15/2031	470,240
	Dryden 42 Senior Loan Fund
500,000	Series 2018-42A(d)(e)	3M US L + 2.93%	07/15/2030	453,407
	Fannie Mae-Aces
22,777,496	Series 2019-M12(e)(n)	0.68%	06/25/2029	547,250
14,079,451	Series 2019-M24(e)(n)	1.15%	03/25/2031	838,254
37,780,483	Series 2019-M7(e)(n)	0.35%	04/25/2029	578,585
29,300,874	Series 2020-M10(e)(n)	0.82%	12/25/2027	620,493
47,643,513	Series 2020-M10(e)(n)	0.87%	07/25/2032	2,223,475
13,374,836	Series 2020-M13(e)(n)	1.30%	09/25/2030	644,172
350,649,935	Series 2021-M17(e)(n)	0.16%	07/25/2031	1,687,643

Principal Amount/Description		Rate	Maturity	Value
$43,119,929	Series 2021-M23(e)(n)	0.67%	11/01/2031	$911,965
	FirstKey Homes
1,100,000	Series 2020-SFR1(d)	4.28%	08/19/2037	1,028,801
2,684,817	Series 2022-SFR1(d)	4.15%	05/17/2027	2,532,712
	FMC GMSR Issuer Trust
6,000,000	Series 2021-GT1(d)(e)	4.36%	07/25/2026	4,646,428
5,000,000	Series 2021-GT2(d)(e)	4.44%	10/25/2026	3,849,164
	Fontainebleau Miami Beach Trust
1,656,000	Series 2019-FBLU(d)(e)	3.96%	12/12/2036	1,498,806
	FREMF Mortgage Trust
890,367	Series 2015-KF07(d)(e)	1M US L + 4.95%	02/25/2025	892,724
1,000,094	Series 2016-KF19(d)(e)	1M US L + 5.50%	06/25/2023	1,006,202
887,222	Series 2016-KF25(d)(e)	1M US L + 5.00%	10/25/2023	887,456
1,086,112	Series 2018-KF56(d)(e)	1M US L + 5.80%	11/25/2028	921,764
1,537,011	Series 2019-KF71(d)(e)	1M US L + 6.00%	10/25/2029	1,462,613
	FRTKL
4,050,000	Series 2021-SFR1(d)	4.11%	09/17/2026	3,431,973
	Ginnie Mae Strip
7,226,662	Series 2020-3(n)	1.40%	09/16/2045	557,573
	Great Wolf Trust
2,500,000	Series 2019-WOLF(d)(e)	1M US L + 3.13%	12/15/2036	2,393,488
	GS Mortgage Securities Corp. Trust
1,000,000	Series 2018-RIVR(d)(e)	1M US L + 1.55%	07/15/2035	559,039
1,111,000	Series 2021-ARDN(d)(e)	1M US L + 5.00%	11/15/2023	1,030,253
1,111,000	Series 2021-ARDN(d)(e)	1M US L + 5.9332%	11/15/2023	1,019,157
	GS Mortgage Securities Corportation Trust
691,000	Series 2021-IP(d)(e)	1M US L + 2.10%	10/15/2023	623,392
691,000	Series 2021-IP(d)(e)	1M US L + 3.55%	10/15/2023	617,740
	GS Mortgage Securities Trust
9,700	Series 2011-GC3(d)(e)(n)	0.29%	03/10/2044	0
288,973	Series 2011-GC5(d)(e)(n)	1.95%	08/10/2044	3
2,417,000	Series 2014-GC26(d)(e)	4.51%	11/10/2047	1,531,453
1,110,000	Series 2015-GC28(d)(e)	4.45%	02/10/2048	928,268
6,887,460	Series 2015-GS1(e)(n)	0.77%	11/10/2025	102,190
1,954,000	Series 2018-TWR(d)(e)	1M US L + 3.92%	07/15/2031	1,093,929
636,000	Series 2020-GC45(e)	3.41%	12/13/2029	506,351
	GSAA Home Equity Trust
1,876,435	Series 2006-13(e)	6.04%	07/25/2036	597,730
447,761	Series 2006-18(l)	6.18%	11/25/2036	108,748
140,431	Series 2006-6(e)	5.69%	03/25/2036	42,132
808,040	Series 2007-2(l)	6.60%	03/25/2037	200,793
	GSCG Trust
675,000	Series 2019-600C(d)(e)	3.99%	09/06/2024	460,234
	Hardee's Funding LLC
952,500	Series 2018-1A(d)	5.71%	06/20/2028	856,288
	Hayfin Kingsland X, Ltd.
500,000	Series 2021-1A(d)(e)	3M US L + 1.85%	04/28/2031	497,144
	Highbridge Loan Management 3-2014
500,000	Series 2017-2014(d)(e)	3M US L + 3.60%	07/18/2029	469,310
	Highbridge Loan Management 4-2014, Ltd.
500,000	Series 2018-2014(d)(e)	3M US L + 5.55%	01/28/2030	432,661
	Highbridge Loan Management, Ltd.
500,000	Series 2017-2A(d)(e)	3M US L + 6.60%	10/20/2029	437,494
2,000,000	Series 2018-2015(d)(e)	3M US L + 5.10%	02/05/2031	1,700,507

Principal Amount/Description		Rate	Maturity	Value
	HSI Asset Securitization Corp. Trust
$5,544,869	Series 2006-HE1(e)	1M US L + 0.28%	10/25/2036	$1,826,476
1,249,258	Series 2007-NC1(e)	1M US L + 0.18%	04/25/2037	819,720
	ITE Rail Fund Levered LP
892,562	Series 2021-1A(d)	2.25%	02/28/2051	759,888
683,792	Series 2021-3A(d)	2.21%	06/28/2027	590,330
	J.P. Morgan Chase Commercial Mortgage Securities Trust
2,092,000	Series 2018-AON(d)(e)	4.61%	07/05/2023	651,243
	JP Morgan BB Commercial Mortgage Securities Trust
2,086,000	Series 2014-C23(d)(e)	3.36%	11/18/2048	1,617,754
3,911,150	Series 2015-C28(e)(n)	1.06%	03/15/2025	52,175
7,312,096	Series 2015-C30(e)(n)	0.57%	07/15/2025	53,246
2,844,046	Series 2015-C31(e)(n)	0.97%	08/15/2025	40,225
	JP Morgan Chase Commercial Mortgage Securities Trust
1,157,000	Series 2011-C3(d)(e)	5.71%	02/15/2046	497,755
1,010,000	Series 2018-WPT(d)(e)	5.54%	07/05/2023	815,203
235,000	Series 2019-UES(d)	4.34%	05/05/2032	222,373
1,135,000	Series 2019-UES(d)(e)	4.45%	05/05/2032	1,060,832
	JP Morgan Mortgage Acquisition Corp.
178,503	Series 2006-CH2(l)	5.46%	09/25/2029	111,690
	JP Morgan Mortgage Acquisition Trust
3,419,040	Series 2006-RM1(e)	1M US L + 0.48%	08/25/2036	1,543,627
	JPMBB Commercial Mortgage Securities Trust
16,922,760	Series 2014-C24(e)(n)	0.99%	09/17/2047	113,714
1,110,000	Series 2014-C26(d)(e)	4.01%	12/15/2024	840,257
519,000	Series 2015-C27(e)	4.44%	02/15/2025	433,322
	JPMCC Commercial Mortgage Securities Trust
486,000	Series 2017-JP7(e)	3.78%	07/15/2027	376,781
	Kestrel Aircraft Funding, Ltd.
457,342	Series 2018-1A(d)	4.25%	10/15/2025	393,450
	Laurel Road Prime Student Loan Trust
16,494,368	Series 2020-A(d)	0.00%	11/25/2050	1,331,491
	LCM 28, Ltd.
1,000,000	Series 2018-28A(d)(e)	3M US L + 5.75%	10/20/2030	661,706
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(d)(e)	3M US L + 5.60%	07/16/2031	330,193
	LCM XIV LP
1,000,000	Series 2018-14A(d)(e)	3M US L + 2.75%	07/20/2031	856,844
750,000	Series 2018-14A(d)(e)	3M US L + 5.50%	07/20/2031	492,672
	LCM XVII LP
1,000,000	Series 2018-17A(d)(e)	3M US L + 6.00%	10/15/2031	666,411
	LCM XX LP
1,000,000	Series 2018-20A(d)(e)	3M US L + 5.45%	10/20/2027	937,360
	LLPL Capital Pte, Ltd.
1,157,940	Series REGS(f)	6.88%	02/04/2039	1,040,635
	LSTAR Commercial Mortgage Trust
1,150,000	Series 2017-5(d)(e)	4.83%	03/10/2027	786,900
	MACH 1 Cayman, Ltd.
996,189	Series 2019-1(d)	3.47%	08/15/2026	839,720

Principal Amount/Description		Rate	Maturity	Value
	Madison Park Funding XIV, Ltd.
$1,000,000	Series 2018-14A(d)(e)	3M US L + 5.80%	10/22/2030	$878,869
	Madison Park Funding XLV, Ltd.
600,000	Series 2021-45A(d)(e)	3M US L + 6.35%	07/15/2034	570,971
	Madison Park Funding XXXVIII, Ltd.
1,000,000	Series 2021-38A(d)(e)	3M US L + 6.00%	07/17/2034	929,161
	Master Asset Backed Securities Trust
4,003,591	Series 2006-NC3(e)	1M US L + 0.21%	10/25/2036	2,024,115
	Merrill Lynch Mortgage Investors Trust
10,019,434	Series 2006-RM3(e)	1M US L + 0.48%	06/25/2037	2,202,215
	MetroNet Infrastructure Issuer LLC
1,000,000	Series 2023-1A(d)	8.01%	02/20/2028	981,613
	MFT Trust
2,010,000	Series 2020-ABC(d)(e)	3.48%	02/10/2030	1,157,932
	MKT Mortgage Trust
250,000	Series 2020-525M(d)(e)	2.94%	02/12/2030	91,836
	Morgan Stanley Bank of America Merrill Lynch Trust
822,000	Series 2015-C21(e)	4.27%	02/15/2025	636,239
1,292,000	Series 2016-C31(d)(e)	3.00%	10/15/2026	706,919
1,100,000	Series 2017-C34(d)	2.70%	10/15/2027	644,569
	Morgan Stanley Capital I Trust
1,087,151	Series 2016-UB11 XA(e)(n)	1.58%	08/15/2026	38,121
765,000	Series 2018-H4(d)	3.00%	12/15/2028	423,802
1,117,000	Series 2018-L1(e)	4.95%	10/15/2028	894,384
750,000	Series 2019-H7	4.13%	07/15/2029	583,385
826,000	Series 2021-L6(e)	3.58%	07/15/2031	581,420
10,249,000	Series 2021-L7(d)(e)(n)	1.04%	10/15/2031	645,994
	Morgan Stanley Mortgage Loan Trust
335,919	Series 2007-3XS(l)	6.20%	01/25/2047	134,408
	Mosaic Solar Loan Trust
58,326	Series 2017-1A(d)	4.45%	06/20/2042	55,019
248,991	Series 2018-1A(d)	4.01%	08/20/2030	227,703
1,504,350	Series 2020-1A(d)	0.00%	04/20/2046	966,735
429,341	Series 2020-2A(d)	3.00%	06/20/2025	384,350
	MSCG Trust
1,490,525	Series 2018-SELF(d)(e)	1M US L + 3.05%	10/15/2037	1,439,652
	MVW 2021-1W LLC
569,030	Series 2021-1WA(d)	1.94%	01/22/2041	511,253
660,074	Series 2021-1WA(d)	3.17%	01/22/2041	584,981
	Navient Private Education Refi Loan Trust
500,000	Series 2018-A(d)	3.68%	11/17/2025	469,516
	Octagon Investment Partners 20-R, Ltd.
1,500,000	Series 2019-4A(d)(e)	3M US L + 6.80%	05/12/2031	1,311,191
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(d)(e)	3M US L + 8.09%	07/15/2030	772,114
	Octagon Investment Partners 29, Ltd.
500,000	Series 2020-1A(d)(e)	3M US L + 3.10%	01/24/2033	447,047
2,000,000	Series 2020-1A(d)(e)	3M US L + 7.25%	01/24/2033	1,796,671
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(d)(e)	3M US L + 2.85%	07/25/2030	451,744

Principal Amount/Description		Rate	Maturity	Value
	Octagon Investment Partners 40, Ltd.
$500,000	Series 2021-1A(d)(e)	3M US L + 7.00%	01/20/2035	$426,543
	Octagon Investment Partners 42, Ltd.
1,000,000	Series 2021-3A(d)(e)	3M US L + 6.75%	07/15/2034	905,880
	Octagon Investment Partners 46, Ltd.
1,000,000	Series 2021-2A(d)(e)	3M US L + 6.60%	07/15/2036	829,891
	Octagon Investment Partners 49, Ltd.
625,000	Series 2021-5A(d)(e)	3M US L + 6.75%	01/15/2033	562,117
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 3.00%	07/17/2030	449,362
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.75%	07/17/2030	810,459
	Octagon Investment Partners XXI, Ltd.
1,000,000	Series 2019-1A(d)(e)	3M US L + 7.00%	02/14/2031	850,270
	Octagon Investment Partners XXII, Ltd.
970,000	Series 2018-1A(d)(e)	3M US L + 1.90%	01/22/2030	934,650
500,000	Series 2018-1A(d)(e)	3M US L + 5.45%	01/22/2030	408,116
	OHA Credit Funding 3, Ltd.
1,000,000	Series 2021-3A(d)(e)	3M US L + 2.90%	07/02/2035	961,331
2,000,000	Series 2021-3A(d)(e)	3M US L + 6.25%	07/02/2035	1,899,347
	OHA Credit Funding 5, Ltd.
2,000,000	Series 2020-5A(d)(e)	3M US L + 6.25%	04/18/2033	1,896,799
	Pagaya AI Debt Selection Trust
1,499,778	Series 2020-3(d)	6.43%	05/17/2027	1,495,967
426,890	Series 2021-2(d)	3.00%	01/25/2029	409,836
2,000,000	Series 2021-5(d)	0.00%	08/15/2029	621,764
	PAGAYA AI Debt Trust
879,236	Series 2022-2(d)(e)	5.31%	01/15/2030	863,520
	People's Choice Home Loan Securities Trust
5,000,000	Series 2005-4(e)	1M US L + 0.65%	12/25/2035	3,101,966
	Progress Residential
2,500,000	Series 2021-SFR3(d)	4.75%	05/17/2026	2,201,762
	Progress Residential
6,900,000	Series 2021-SFR8(d)	4.01%	10/17/2026	5,915,944
	RR 2, Ltd.
1,000,000	Series 2021-2A(d)(e)	3M US L + 5.80%	04/15/2036	889,265
	RR 6, Ltd.
1,000,000	Series 2021-6A(d)(e)	3M US L + 5.85%	04/15/2036	860,943
	Sapphire Aviation Finance I, Ltd.
2,144,720	Series 2018-1A(d)	5.93%	03/15/2025	1,139,704
	Sapphire Aviation Finance II, Ltd.
352,943	Series 2020-1A(d)	3.23%	03/15/2027	296,950
	Signal Rail I LLC
464,453	Series 2021-1(d)	2.23%	08/17/2028	388,177
	SLG Office Trust
1,100,000	Series 2021-OVA(d)	2.85%	07/15/2031	770,084
	SMB Private Education Loan Trust
196,737	Series 2018-B(d)(e)	1M US L + 0.72%	08/15/2027	194,018
968	Series 2021-A(d)	0.00%	01/15/2053	2,799,483
	SMR Mortgage Trust
927,725	Series 2022-IND(d)(e)	1M US SOFR + 7.50%	02/15/2024	792,558

Principal Amount/Description		Rate	Maturity	Value
	Sofi Alternative Consumer Loan Program
$50,000	Series 2021-2(d)	0.00%	08/15/2030	$823,099
	Sofi Professional Loan Program Trust
80,000	Series 2018-C(d)	0.00%	01/25/2048	838,469
	Sofi Professional Loan Program, LLC
32,412	Series 2018-A(d)	0.00%	02/25/2042	502,558
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(d)	3.61%	09/25/2040	265,972
	Sprite, Ltd.
400,513	Series 2021-1(d)	3.75%	10/15/2028	360,198
	Start, Ltd.
483,702	Series 2018-1(d)	4.09%	05/15/2025	422,997
	Sunnova Helios VII Issuer LLC
1,105,178	Series 2021-C(d)	2.63%	10/20/2028	791,290
	Sunnova Sol III Issuer LLC
1,331,133	Series 2021-1(d)	2.58%	04/30/2031	1,051,255
	Sunnova Sol Issuer LLC
901,611	Series 2020-1A(d)	3.35%	01/30/2030	757,048
	Thunderbolt Aircraft Lease, Ltd.
1,400,439	Series 2017-A(d)(l)	4.21%	04/15/2024	1,289,534
	Thunderbolt II Aircraft Lease, Ltd.
4,464,286	Series 2018-A(d)(l)	5.07%	09/15/2038	2,691,263
	TIF Funding II LLC
324,250	Series 2021-1A(d)	1.65%	02/20/2046	268,639
	Tricon Residential
3,700,000	Series 2021-SFR1(d)	4.13%	07/17/2026	3,219,035
	Trimaran Cavu 2019-1, Ltd.
1,700,000	Series 2019-1A(d)(e)	3M US L + 4.15%	07/20/2032	1,614,587
	UBS Commercial Mortgage Trust
31,908,500	Series 2017-C3(e)(n)	0.55%	08/15/2050	539,624
650,000	Series 2017-C4(e)	4.24%	09/15/2027	571,659
520,000	Series 2018-C10(e)	5.22%	05/15/2028	436,040
1,099,000	Series 2018-C8(e)	4.84%	02/15/2028	898,978
928,000	Series 2018-C9(e)	5.11%	03/15/2028	678,231
	UBS-Barclays Commercial Mortgage Trust
1,993,000	Series 2013-C5(d)(e)	4.08%	03/12/2046	1,328,676
	Upstart Pass-Through Trust
124,485	Series 2021-ST1(d)	2.75%	02/20/2027	119,349
277,514	Series 2021-ST2(d)	2.50%	04/20/2027	266,766
	Upstart Securitization Trust
2,000	Series 2021-2	0.00%	06/20/2031	250,204
	US Auto Funding 2021-1
1,125,000	Series 2021-1A(d)	2.20%	05/15/2026	1,054,788
	Vault DI Issuer LLC
750,000	Series 2021-1A(d)	2.80%	07/15/2026	635,334
	Velocity Commercial Capital Loan Trust
249,645	Series 2018-2(d)(e)	4.05%	09/25/2024	236,538
523,295	Series 2019-1(d)(e)	3.94%	01/25/2027	455,508
230,081	Series 2019-1(d)(e)	4.01%	07/25/2027	194,118
188,143	Series 2019-1(d)(e)	4.12%	11/25/2027	144,737
1,406,099	Series 2021-2(d)(e)	4.92%	12/25/2030	973,347
	VOLT XCVI LLC
4,000,000	Series 2021-NPL5(d)(l)	4.83%	03/27/2051	3,475,445

Principal Amount/Description		Rate	Maturity	Value
	Wachovia Bank Commercial Mortgage Trust
$8,625	Series 2006-C29(e)(n)	0.45%	11/15/2048	$5
	WAVE LLC
1,154,033	Series 2019-1(d)	7.00%	09/15/2044	142,753
	Wells Fargo Commercial Mortgage Trust
1,539,000	Series 2015-C28(e)	4.22%	05/15/2025	1,256,389
1,245,000	Series 2015-NXS4(e)	3.84%	11/15/2025	1,025,230
1,000,000	Series 2016-C33(d)	3.12%	03/15/2059	763,541
5,628,945	Series 2016-C37(d)(e)(n)	1.60%	12/15/2049	233,076
356,000	Series 2016-NXS6	3.81%	11/15/2049	310,634
134,000	Series 2020-C55	3.14%	02/15/2030	104,957
830,000	Series 2021-C61	3.31%	07/15/2031	564,913
	WFRBS Commercial Mortgage Trust
320,672	Series 2013-C14	3.49%	05/15/2023	301,964
	WF-RBS Commercial Mortgage Trust
2,830,025	Series 2014-C21(e)(n)	1.15%	08/15/2047	25,941
3,519,317	Series 2014-C22(e)(n)	0.93%	09/15/2057	20,711
	Willis Engine Structured Trust V
821,889	Series 2020-A(d)	3.23%	03/15/2028	692,643
	Willis Engine Structured Trust VI
2,170,374	Series 2021-A(d)	7.39%	05/15/2046	1,782,005
1,388,353	Zephyrus Capital Aviation Tl(e)	1M US L + 4.61%	10/15/2038	1,187,247

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $297,658,099)				228,520,423

U.S. GOVERNMENT BONDS AND NOTES - 12.61%
10,000,000	U.S. Treasury Bonds	4.13%	11/15/2032	10,220,312
1,360,000	U.S. Treasury Bonds	3.50%	02/15/2033	1,324,937
19,045,000	U.S. Treasury Bonds	3.38%	05/15/2033	18,369,498
1,200,000	U.S. Treasury Bonds	2.25%	05/15/2041	925,148
1,895,000	U.S. Treasury Bonds	3.88%	05/15/2043	1,849,402
32,000,000	U.S. Treasury Bonds	1.63%	11/15/2050	19,890,625
1,000,000	U.S. Treasury Bonds	2.88%	05/15/2052	829,180
18,000,000	U.S. Treasury Bonds	3.00%	08/15/2052	15,311,250
15,660,000	U.S. Treasury Bonds	4.00%	11/15/2052	16,090,650
50,015,000	U.S. Treasury Bonds	3.63%	05/15/2053	48,076,919
1,950,000	U.S. Treasury Notes	4.50%	11/30/2024	1,929,586
10,370,000	U.S. Treasury Notes	4.63%	02/28/2025	10,290,605
2,390,000	U.S. Treasury Notes	3.88%	03/31/2025	2,343,227
180,000	U.S. Treasury Notes	4.63%	06/30/2025	179,188
395,000	U.S. Treasury Notes	3.75%	04/15/2026	386,652
4,950,000	U.S. Treasury Notes	3.63%	05/15/2026	4,829,924
365,000	U.S. Treasury Notes	3.63%	03/31/2028	356,545
4,655,000	U.S. Treasury Notes	4.00%	06/30/2028	4,629,907
255,000	U.S. Treasury Notes	3.63%	03/31/2030	249,477
2,540,000	U.S. Treasury Notes	3.75%	05/31/2030	2,504,876
215,000	U.S. Treasury Notes	3.75%	06/30/2030	212,178

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $172,701,728)				160,800,086

MORTGAGE-BACKED SECURITIES - 0.70%
	Freddie Mac Pool
1,375,581	Series 2022-	4.50%	07/01/2052	1,324,270
2,375,724	Series 2022-	4.50%	09/01/2052	2,285,940

Principal Amount/Description		Rate	Maturity	Value
$1,337,510	Series 2022-	4.50%	10/01/2052	$1,286,928
1,950,155	Series 2023-	4.00%	12/01/2052	1,831,570
	Ginnie Mae II Pool
2,404,199	Series 2022-	3.00%	04/20/2052	2,138,091

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $9,049,675)				8,866,799

MUNICIPAL BONDS - 0.02%
165,000	State of California, General Obligation Bonds	7.55%	04/01/2039	208,281

TOTAL MUNICIPAL BONDS
(Cost $231,658)				208,281

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 19.12%
	Adjustable Rate Mortgage Trust
1,997,009	Series 2005-10(e)	4.50%	01/25/2036	1,577,909
	Alternative Loan Trust
127,678	Series 2005-20CB	5.50%	07/25/2035	103,230
58,528	Series 2005-54CB	5.50%	11/25/2035	33,992
635,138	Series 2005-85CB(e)	1M US L + 1.10%	02/25/2036	488,912
134,131	Series 2005-85CB(e)	21.63% - 3.67 x 1M US L	02/25/2036	102,233
184,323	Series 2005-86CB	5.50%	02/25/2036	111,849
147,655	Series 2005-9CB(e)	1M US L + 0.50%	05/25/2035	128,757
262,235	Series 2005-9CB(e)(n)	5.05% - 1M US L	05/25/2035	5,801
1,028,821	Series 2006-15CB	6.50%	06/25/2036	522,751
104,059	Series 2006-30T1	6.25%	11/25/2036	80,471
96,597	Series 2006-32CB	5.50%	11/25/2036	57,278
222,520	Series 2006-36T2(e)	28.06% - 4.6 x 1M US L	12/25/2036	156,587
806,591	Series 2007-19	6.00%	08/25/2037	418,680
2,725,907	Series 2007-20	6.25%	08/25/2047	1,543,685
758,823	Series 2007-23CB(e)	1M US L + 0.50%	09/25/2037	304,779
724,550	Series 2007-23CB(e)(n)	6.50% - 1M US L	09/25/2037	103,663
	American Home Mortgage Investment Trust
157,985	Series 2007-A(d)(l)	6.60%	01/25/2037	29,713
	Banc of America Funding
1,628,468	Series 2014-R8(d)(e)	1M US L + 0.24%	12/26/2024	1,328,616
	Banc of America Funding Trust
57,753	Series 2006-2	5.50%	03/25/2036	55,420
	BCAP, LLC Trust
99,485	Series 2007-AA2(e)	7.50%	04/25/2037	57,017
64,547	Series 2007-AA2	6.00%	04/25/2037	31,839
4,809,543	Series 2010-RR6(d)(e)	3.01%	07/26/2036	2,293,199
	Bear Stearns ALT-A Trust
4,718,434	Series 2006-3(e)	3.80%	05/25/2036	3,495,334
783,738	Series 2006-6(e)	3.73%	11/25/2036	371,291
	Bear Stearns Asset-Backed Securities Trust
1,190,757	Series 2006-AC1(l)	6.25%	02/25/2036	559,835
	Bear Stearns Structured Products, Inc.
7,018,059	Series 2008-R2(d)(e)	3.72%	06/25/2047	4,998,460
	Chase Mortgage Finance Trust
3,173,461	Series 2007-S2	6.00%	03/25/2037	1,724,470
338,031	Series 2007-S3	5.50%	05/25/2037	3
4,304,332	Series 2007-S4	6.00%	06/25/2037	1,936,775

Principal Amount/Description		Rate	Maturity	Value
	ChaseFlex Trust Series
$3,416,621	Series 2007-M1(e)	1M US L + 0.23%	08/25/2037	$2,869,023
	Citicorp Mortgage Securities Trust
314,693	Series 2007-1	6.00%	01/25/2037	276,791
	Citigroup Mortgage Loan Trust
77,510	Series 2009-12(d)	5.50%	11/25/2035	60,474
201,177	Series 2009-4(d)(e)	5.48%	05/25/2035	185,420
	CitiMortgage Alternative Loan Trust
319,102	Series 2007-A1	6.00%	01/25/2037	284,029
62,855	Series 2007-A1(e)(n)	5.40% - 1M US L	01/25/2037	2,026
45,473	Series 2007-A3(e)	6.00%	03/25/2037	40,725
104,648	Series 2007-A3(e)(n)	5.40% - 1M US L	03/25/2037	4,586
319,318	Series 2007-A6	5.50%	06/25/2037	262,959
	Connecticut Avenue Securities Trust
3,991,398	Series 2019-R05(d)(e)	1M US L + 4.10%	07/25/2039	4,102,672
4,250,000	Series 2022-R02(d)(e)	30D US SOFR + 7.65%	01/25/2027	4,243,886
3,685,000	Series 2022-R03(d)(e)	30D US SOFR + 9.85%	03/25/2042	4,025,412
	Countrywide Home Loan Mortgage Pass-Through Trust
1,180,365	Series 2005-HYB7(e)	3.67%	11/20/2035	1,056,570
21,017	Series 2005-J4	5.50%	11/25/2035	17,065
1,153,026	Series 2006-18	6.00%	12/25/2036	665,556
139,248	Series 2007-17	6.00%	10/25/2037	102,761
201,131	Series 2007-3	6.00%	04/25/2037	102,447
227,102	Series 2007-7	5.75%	06/25/2037	120,025
	Credit Suisse First Boston Mortgage Securities Corp.
44,957	Series 2005-10	5.50%	11/25/2035	34,249
27,814	Series 2005-8	5.50%	08/25/2025	22,349
4,004,198	Series 2005-9	6.00%	10/25/2035	1,288,816
	Credit Suisse Mortgage Capital Certificates
1,723,702	Series 2006-2	5.75%	03/25/2036	963,016
	CSMC
900,000	Series 2021-NQM6(d)(e)	2.58%	07/25/2066	520,723
	CSMC Mortgage-Backed Trust
143,580	Series 2006-1	6.00%	02/25/2036	48,728
13,043	Series 2006-4	5.50%	05/25/2021	7,466
792,268	Series 2006-5	6.25%	06/25/2036	172,385
62,049	Series 2006-9	6.00%	11/25/2036	38,119
4,403	Series 2007-2	5.00%	03/25/2037	3,429
454,080	Series 2007-3(e)	5.84%	04/25/2037	112,956
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
179,050	Series 2005-6(e)(n)	5.08% - 1M US L	12/25/2035	8,535
78,534	Series 2005-6(e)	1M US L + 1.40%	12/25/2035	61,621
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
104,314	Series 2006-PR1(d)(e)	12.12% - 1M US L	04/15/2036	89,049
	Fannie Mae Interest Strip
6,189,788	Series 2014-419(n)	3.50%	04/25/2044	927,678
	Fannie Mae Pool
4,096,572	Series 2021-	3.00%	10/01/2046	3,670,765
2,038,541	Series 2021-	3.00%	12/01/2048	1,816,895
1,663,333	Series 2021-	4.00%	05/01/2049	1,585,341
2,106,198	Series 2021-	4.00%	06/01/2049	2,009,533

Principal Amount/Description		Rate	Maturity	Value
$1,396,461	Series 2021-	2.50%	05/01/2051	$1,190,482
3,148,064	Series 2021-	3.50%	07/01/2051	2,903,466
2,436,335	Series 2021-	2.50%	12/01/2051	2,068,501
3,481,386	Series 2022-	3.50%	11/01/2050	3,209,821
1,615,943	Series 2022-	5.00%	07/01/2052	1,585,630
3,000,000	Series Pool #BL4424	2.14%	10/01/2029	2,616,064
3,000,000	Series Pool #BL5156	2.37%	12/01/2029	2,628,320
	Fannie Mae REMICS
5,314,771	Series 2014-1(e)(n)	5.90% - 1M US L	02/25/2044	556,211
5,836,527	Series 2015-54(e)(n)	6.15% - 1M US L	07/25/2045	612,599
9,076,201	Series 2020-74(e)(n)	4.10% - 30D US SOFR	10/25/2050	349,381
18,736,525	Series 2020-77(e)(n)	4.10% - 30D SOFR	11/25/2050	697,068
2,205,268	Series 2021-48(e)(n)	3.65% - 30D US SOFR	08/25/2051	69,832
15,130,713	Series 2021-56(n)	2.50%	09/25/2051	1,763,960
	Federal Home Loan Mortgage Corp. Pool
114,399	Series Pool #G01840	5.00%	07/01/2035	115,419
42,563	Series Pool #G04817	5.00%	09/01/2038	42,943
	Federal Home Loan Mortgage Corp. REMICS
596,409	Series 2003-2722(e)	9.89% - 1M US L	12/15/2033	586,839
107,974	Series 2005-R003	5.50%	10/15/2035	108,617
861,632	Series 2006-3244(e)(n)	6.66% - 1M US L	11/15/2036	72,264
42,269	Series 2007-3261(e)(n)	6.43% - 1M US L	01/15/2037	3,018
82,699	Series 2007-3262(e)(n)	6.40% - 1M US L	01/15/2037	4,031
330,138	Series 2007-3301(e)(n)	6.10% - 1M US L	04/15/2037	22,346
246,154	Series 2007-3303(e)(n)	6.10% - 1M US L	04/15/2037	18,031
61,180	Series 2007-3382(e)(n)	6.00% - 1M US L	11/15/2037	3,182
222,176	Series 2007-3384(e)(n)	6.31% - 1M US L	08/15/2036	16,326
72,240	Series 2007-3384(e)(n)	6.39% - 1M US L	11/15/2037	3,477
32,028	Series 2008-3417(e)(n)	6.18% - 1M US L	02/15/2038	1,823
1,311,869	Series 2008-3423(e)(n)	6.00% - 1M US L	03/15/2038	5,305
86,535	Series 2008-3423(e)(n)	5.65% - 1M US L	03/15/2038	4,058
814,305	Series 2009-3510(e)(n)	6.75% - 1M US L	02/15/2037	54,036
220,585	Series 2009-3523(e)(n)	6.00% - 1M US L	04/15/2039	12,433
39,436	Series 2009-3524(e)(n)	3.41%	06/15/2038	36,905
3,302	Series 2009-3549(e)(n)	5.80% - 1M US L	07/15/2039	207
433,765	Series 2009-3560(e)(n)	6.40% - 1M US L	11/15/2036	15,660
143,805	Series 2010-3641	4.50%	03/15/2040	139,429
217,342	Series 2010-3726(e)(n)	6.05% - 1M US L	09/15/2040	17,057
700,118	Series 2010-3728(e)(n)	4.45% - 1M US L	09/15/2040	19,532
290,765	Series 2010-3779	3.50%	12/15/2030	277,908
57,675	Series 2010-3779	4.00%	12/15/2030	55,851
246,576	Series 2010-3779	4.50%	12/15/2040	241,568
27,133	Series 2011-3786(e)	9.50% - 1M US L	01/15/2041	19,970
179,146	Series 2011-3808	3.50%	02/15/2031	171,128
473,106	Series 2011-3815(e)(n)	5.85% - 1M US L	02/15/2041	34,077
158,929	Series 2011-3824	3.50%	03/15/2031	151,818
237,325	Series 2011-3824(e)(n)	7.10% - 1M US L	08/15/2036	26,206
265,601	Series 2011-3863	5.50%	08/15/2034	266,000
302,749	Series 2011-3864(e)	9.20% - 1M US L	05/15/2041	225,197
283,921	Series 2011-3871	5.50%	06/15/2041	286,091
266,512	Series 2011-3872(e)(n)	5.95% - 1M US L	06/15/2041	16,422
1,754,881	Series 2011-3910	5.00%	08/15/2041	1,760,977
1,151,515	Series 2011-3924(e)(n)	6.00% - 1M US L	09/15/2041	53,703
1,543,379	Series 2012-3(e)(n)	5.95% - 1M US L	02/25/2042	123,410
875,984	Series 2013-4170(e)	4.05% - 1M US L	01/15/2033	752,489
2,097,207	Series 2013-4239(k)	0.00%	07/15/2043	1,272,459
2,701,474	Series 2014-4413	3.50%	11/15/2044	2,489,615

Principal Amount/Description		Rate	Maturity	Value
$3,850,875	Series 2015-4434	3.00%	02/15/2045	$3,247,678
3,694,070	Series 2015-4440	2.50%	02/15/2045	3,159,924
	Federal National Mortgage Association Pool
31,344	Series Pool #555743	5.00%	09/01/2033	31,586
36,681	Series Pool #735382	5.00%	04/01/2035	36,964
102,079	Series Pool #735383	5.00%	04/01/2035	102,869
65,484	Series Pool #735484	5.00%	05/01/2035	65,991
18,865	Series Pool #AH4437	4.00%	01/01/2041	17,452
	Federal National Mortgage Association REMICS
21,361	Series 2004-46(e)(n)	6.00% - 1M US L	03/25/2034	243
130,801	Series 2006-101(e)(n)	6.58% - 1M US L	10/25/2036	11,468
374,012	Series 2006-123(e)(n)	6.32% - 1M US L	01/25/2037	31,991
1,753,538	Series 2006-92(e)(n)	6.58% - 1M US L	10/25/2036	152,785
53,212	Series 2007-102(e)(n)	6.40% - 1M US L	11/25/2037	2,852
38,072	Series 2007-108(e)(n)	6.36% - 1M US L	12/25/2037	2,118
7,422	Series 2007-30(e)(n)	6.11% - 1M US L	04/25/2037	366
226,821	Series 2007-38(e)(n)	6.08% - 1M US L	05/25/2037	9,461
9,348	Series 2007-51(e)(n)	6.10% - 1M US L	06/25/2037	410
27,669	Series 2007-53(e)(n)	6.10% - 1M US L	06/25/2037	1,268
262,722	Series 2007-57(e)(n)	6.62% - 1M US L	10/25/2036	20,372
57,739	Series 2007-68(e)(n)	6.65% - 1M US L	07/25/2037	3,642
373,987	Series 2008-3(e)(n)	6.46% - 1M US L	02/25/2038	24,239
35,895	Series 2008-56(e)(n)	6.06% - 1M US L	07/25/2038	1,178
10,217	Series 2008-81	5.50%	09/25/2038	10,224
120,684	Series 2009-111	5.00%	01/25/2040	118,206
56,021	Series 2009-111(e)(n)	6.25% - 1M US L	01/25/2040	4,894
514,868	Series 2009-12(e)(n)	6.60% - 1M US L	03/25/2036	29,712
14,368	Series 2009-28(e)(n)	6.00% - 1M US L	04/25/2037	611
92,912	Series 2009-41	4.50%	06/25/2039	89,828
40,899	Series 2009-42(e)(n)	6.00% - 1M US L	06/25/2039	2,208
77,115	Series 2009-47(e)(n)	6.10% - 1M US L	07/25/2039	4,968
31,661	Series 2009-62(e)(n)	6.10% - 1M US L	08/25/2039	893
34,500	Series 2009-66(e)(n)	5.80% - 1M US L	02/25/2038	1,894
27,045	Series 2009-68(e)(n)	5.25% - 1M US L	09/25/2039	887
93,526	Series 2010-11(e)(n)	4.80% - 1M US L	02/25/2040	3,371
17,294	Series 2010-111(e)(n)	6.00% - 1M US L	10/25/2040	786
49,279	Series 2010-112	4.00%	10/25/2040	45,994
71,973	Series 2010-115(e)(n)	6.60% - 1M US L	11/25/2039	5,593
933,420	Series 2010-115(e)(n)	6.00% - 1M US L	10/25/2040	83,616
2,172,036	Series 2010-123(e)(n)	6.05% - 1M US L	11/25/2040	187,880
381,631	Series 2010-15(e)(n)	4.95% - 1M US L	03/25/2040	16,480
22,337	Series 2010-34(e)(n)	4.93% - 1M US L	04/25/2040	983
30,679	Series 2010-4(e)(n)	6.23% - 1M US L	02/25/2040	1,631
35,261	Series 2010-58(e)	12.47% - 1M US L	06/25/2040	30,013
1,279,153	Series 2010-75	4.50%	07/25/2040	1,247,196
96,409	Series 2010-9(e)(n)	4.75% - 1M US L	02/25/2040	2,367
18,321	Series 2010-9(e)(n)	5.30% - 1M US L	02/25/2040	759
5,220	Series 2010-90(e)(n)	6.00% - 1M US L	08/25/2040	346
146,652	Series 2011-16	3.50%	03/25/2031	139,946
139,276	Series 2011-25	3.00%	04/25/2026	134,665
167,336	Series 2011-29	3.50%	04/25/2031	159,656
1,751,047	Series 2012-106(e)(n)	6.16% - 1M US L	10/25/2042	138,355
262,964	Series 2012-124(e)	7.79% - 1M US L	11/25/2042	180,318
107,045	Series 2012-29(e)(n)	6.00% - 1M US L	04/25/2042	7,432
315,870	Series 2012-32(n)	5.00%	04/25/2042	48,307
1,662,216	Series 2012-65(e)(n)	5.98% - 1M US L	06/25/2042	140,293
650,714	Series 2018-21(k)	0.00%	04/25/2048	496,233

Principal Amount/Description		Rate	Maturity	Value
	First Horizon Alternative Mortgage Securities Trust
$466,609	Series 2005-FA6	5.50%	09/25/2035	$258,581
	First Horizon Mortgage Pass-Through Trust
502,155	Series 2007-AR3(e)	3.93%	11/25/2037	260,282
	Freddie Mac Pool
3,901,380	Series 2021-	2.00%	11/01/2050	3,260,276
3,975,625	Series 2021-	3.00%	10/01/2051	3,510,267
1,588,454	Series 2022-	3.00%	03/01/2052	1,410,813
3,775,111	Series 2022-	3.50%	06/01/2052	3,443,671
2,529,770	Series 2022-	4.00%	06/01/2052	2,377,249
	Freddie Mac REMICS
2,212,944	Series 2011-3972(e)(n)	5.90% - 1M US L	12/15/2041	167,737
2,210,569	Series 2020-5007(e)(n)	6.10% - 1M US L	08/25/2050	244,353
4,066,138	Series 2020-5041(n)	2.00%	11/25/2050	457,470
11,742,831	Series 2020-5057(n)	3.00%	11/25/2050	1,847,621
9,127,077	Series 2021-5070(n)	3.50%	02/25/2051	1,371,917
	Freddie Mac STACR REMIC Trust
4,300,000	Series 2020-DNA6(d)(e)	30D US SOFR + 5.65%	12/25/2050	4,255,163
2,500,000	Series 2021-DNA1(d)(e)	30D US SOFR + 4.75%	01/25/2051	2,293,490
2,750,000	Series 2021-HQA2(d)(e)	30D US SOFR + 3.15%	12/25/2033	2,607,141
	GCAT
1,500,000	Series 2021-NQM4(d)(e)	2.47%	08/25/2025	850,342
	Ginnie Mae II Pool
5,214,320	Series 2021-	2.50%	10/20/2051	4,501,225
1,538,484	Series 2021-	2.50%	11/20/2051	1,319,267
	Government National Mortgage Association
27,229	Series 2004-83(e)(n)	6.08% - 1M US L	10/20/2034	1,149
25,297	Series 2008-6(e)(n)	6.46% - 1M US L	02/20/2038	62
23,687	Series 2008-67(e)(n)	6.00% - 1M US L	08/20/2038	56
372,418	Series 2008-69(e)(n)	7.63% - 1M US L	08/20/2038	22,177
36,748	Series 2009-10(e)(n)	6.65% - 1M US L	02/16/2039	2,788
384,081	Series 2009-35	4.50%	05/20/2039	371,450
1,640,897	Series 2009-58(e)(n)	6.25% - 1M US L	06/20/2039	90,552
26,969	Series 2009-6(e)(n)	5.95% - 1M US L	02/20/2038	12
747,862	Series 2009-75	5.00%	09/20/2039	736,642
1,775,261	Series 2010-121(e)(n)	6.00% - 1M US L	09/20/2040	157,063
28,977	Series 2010-61(e)(n)	6.55% - 1M US L	09/20/2039	1,225
44,177	Series 2010-98(e)(n)	5.49%	03/20/2039	2,265
31,049,964	Series 2010-H20(e)(n)	1.40%	10/20/2060	815,847
237,904	Series 2011-69(k)	0.00%	05/20/2041	197,820
760,675	Series 2011-71	4.50%	02/20/2041	749,480
537,251	Series 2011-71(e)(n)	5.40% - 1M US L	05/20/2041	33,217
161,352	Series 2011-72(e)(n)	6.15% - 1M US L	05/20/2041	9,730
813,934	Series 2011-89(e)(n)	5.45% - 1M US L	06/20/2041	50,349
1,586,656	Series 2013-113(e)(n)	6.25% - 1M US L	03/20/2043	58,605
2,888,530	Series 2013-122(e)(n)	6.10% - 1M US L	08/16/2043	254,909
2,267,042	Series 2013-148(e)(n)	5.68% - 1M US L	10/16/2043	145,973
2,342,882	Series 2013-186(e)(n)	6.25% - 1M US L	02/16/2043	109,886
1,793,221	Series 2014-156(e)(n)	6.25% - 1M US L	10/20/2044	156,501
3,566,241	Series 2014-4(e)(n)	6.10% - 1M US L	01/16/2044	317,937
4,467,508	Series 2014-41(e)(n)	6.10% - 1M US L	03/20/2044	385,428
1,805,097	Series 2014-5(e)(n)	6.15% - 1M US L	07/20/2043	83,051
2,982,277	Series 2014-95(e)(n)	6.25% - 1M US L	06/16/2044	196,993
14,655,435	Series 2016-162(e)(n)	0.68%	09/16/2058	446,346
14,351,724	Series 2016-H21(e)(n)	0.05%	09/20/2066	561,550

Principal Amount/Description		Rate	Maturity	Value
$4,993,039	Series 2018-97(e)(n)	6.20% - 1M US L	07/20/2048	$422,085
10,451,630	Series 2019-22(e)(n)	5.60% - 1M US L	02/20/2045	918,915
4,656,014	Series 2019-92(e)(n)	6.10% - 1M US L	07/20/2049	427,945
18,146,625	Series 2019-H10(e)(n)	0.01%	06/20/2069	543,250
4,730,467	Series 2019-H18(e)(n)	0.04%	11/20/2069	191,384
9,478,866	Series 2020-112(e)(n)	6.25% - 1M US L	08/20/2050	882,661
13,084,138	Series 2020-146(e)(n)	6.30% - 1M US L	10/20/2050	1,302,008
17,047,405	Series 2020-146(e)(n)	3.75% - 1M US L	10/20/2050	572,641
12,472,610	Series 2020-167(e)(n)	3.75% - 1M US L	11/20/2050	278,376
17,606,664	Series 2020-168(e)(n)	0.98%	12/16/2062	1,204,352
4,728,084	Series 2020-188(e)(n)	6.30% - 1M US L	11/20/2050	604,600
18,603,514	Series 2020-H18(e)(n)	0.00%	09/20/2070	839,236
15,371,290	Series 2021-1(n)	2.50%	01/20/2051	2,087,326
10,489,716	Series 2021-1(e)(n)	6.30% - 1M US L	01/20/2051	1,219,719
10,263,481	Series 2021-107(e)(n)	3.75% - 1M US L	06/20/2051	381,589
1,609,374	Series 2021-117(n)	3.50%	06/20/2051	228,470
13,830,481	Series 2021-160(n)	2.50%	06/20/2051	1,599,141
17,314,347	Series 2021-52(e)(n)	0.72%	04/16/2063	985,453
24,351,149	Series 2021-59(e)(n)	2.60% - 30D US SOFR	04/20/2051	289,170
13,497,215	Series 2021-7(n)	2.50%	01/20/2051	1,748,490
13,760,797	Series 2021-76(n)	3.00%	08/20/2050	1,968,208
12,380,432	Series 2021-77(e)(n)	3.75% - 1M US L	05/20/2051	360,210
16,052,990	Series 2021-77(n)	2.50%	05/20/2051	1,820,250
6,254,548	Series 2021-89(e)(n)	3.75% - 1M US L	05/20/2051	167,261
9,815,798	Series 2021-97(e)(n)	3.75% - 1M US L	06/20/2051	243,073
30,030,704	Series 2021-97(e)(n)	3M US L + 2.44%	06/20/2051	398,649
30,777,100	Series 2021-H06(e)(n)	0.07%	04/20/2071	707,759
12,780,748	Series 2021-H08(e)(n)	0.03%	05/20/2071	258,580
58,293,184	Series 2021-H12(e)(n)	0.02%	08/20/2071	912,207
38,453,432	Series 2022-1(e)(n)	2.65% - 30D US SOFR	01/20/2052	480,533
26,964,178	Series 2022-48(e)(n)	0.71%	01/16/2064	1,664,132
	GSR Mortgage Loan Trust
909,651	Series 2006-2F	5.25%	02/25/2036	416,790
1,566,042	Series 2007-2F	6.00%	03/25/2037	888,083
682,095	Series 2007-AR2(e)	3.70%	05/25/2037	393,284
	Homeward Opportunities Fund Trust
182,101	Series 2020-BPL1(d)(l)	5.44%	08/25/2025	177,221
	Impac CMB Trust
85,267	Series 2004-10(e)	1M US L + 0.70%	03/25/2035	70,847
	Imperial Fund Mortgage Trust
1,000,000	Series 2021-NQM4(d)(e)	3.45%	01/25/2057	651,664
	IndyMac IMJA Mortgage Loan Trust
981,247	Series 2007-A1	6.00%	08/25/2037	417,396
	IndyMac IMSC Mortgage Loan Trust
4,668,912	Series 2007-F2	6.50%	07/25/2037	1,546,293
	JP Morgan Alternative Loan Trust
156,059	Series 2005-S1	6.00%	12/25/2035	108,828
25,396	Series 2006-S3(l)	6.62%	08/25/2036	24,026
	JP Morgan Mortgage Trust
5,270,095	Series 2005-S2	6.00%	09/25/2035	3,968,762
787,153	Series 2007-S3	6.00%	07/25/2037	427,648
	JP Morgan Resecuritization Trust
530,681	Series 2011-1(d)(e)	6.00%	06/26/2037	397,977
2,019,243	Series 2014-6(d)(e)	1M US L + 0.21%	07/27/2046	1,873,303
	Legacy Mortgage Asset Trust
13,993,133	Series 2019-GS7(d)(l)	7.50%	11/25/2059	12,867,101

Principal Amount/Description		Rate	Maturity	Value
	Lehman Mortgage Trust
$393,277	Series 2006-6	5.50%	10/25/2036	$274,670
3,846,969	Series 2006-7(e)	1M US L + 0.25%	11/25/2036	307,458
3,846,969	Series 2006-7(e)(n)	7.75% - 1M US L	11/25/2036	367,825
1,158,030	Series 2006-8(e)	1M US L + 0.42%	12/25/2036	246,065
1,158,030	Series 2006-8(e)(n)	6.58% - 1M US L	12/25/2036	124,942
253,143	Series 2007-10	6.50%	01/25/2038	77,902
	LHOME Mortgage Trust
700,817	Series 2021-RTL1(d)(e)	2.09%	02/25/2026	691,572
4,400,000	Series 2021-RTL1(d)(e)	4.46%	02/25/2026	3,882,098
1,500,000	Series 2021-RTL2(d)(l)	4.61%	01/25/2024	1,293,734
	Merrill Lynch Alternative Note Asset Trust
687,842	Series 2007-F1	6.00%	03/25/2037	78,473
	Morgan Stanley Mortgage Loan Trust
1,030,625	Series 2005-3AR(e)	4.62%	07/25/2035	861,461
2,318,927	Series 2006-11	6.00%	08/25/2036	1,564,188
2,528,152	Series 2006-1AR(e)	1M US L + 0.28%	02/25/2036	1,588,824
620,148	Series 2006-7(e)	5.22%	06/25/2036	411,900
667,175	Series 2006-7	6.00%	06/25/2036	364,528
	Morgan Stanley Re-REMIC Trust
7,784	Series 2011-R1(d)(e)	5.94%	02/26/2037	7,787
	Morgan Stanley Residential Mortgage Loan Trust
297,136	Series 2020-RPL1(d)(e)	2.69%	10/25/2023	288,541
	NewRez Warehouse Securitization Trust
3,943,333	Series 2021-1(d)(e)	1M US L + 5.25%	05/25/2055	3,916,665
	Nomura Asset Acceptance Corp. Alternative Loan Trust
971,277	Series 2005-AP3(e)	5.32%	08/25/2035	475,458
	PR Mortgage Loan Trust
6,492,207	Series 2014-1(d)(e)	5.88%	10/25/2049	5,896,022
	Prime Mortgage Trust
47,368	Series 2006-DR1(d)	5.50%	05/25/2035	38,850
	PRPM LLC
9,545,373	Series 2022-5(d)(l)	6.90%	09/27/2027	9,405,462
	RBSGC Structured Trust
106,463	Series 2008-B(d)	6.00%	06/25/2037	93,007
	Residential Accredit Loans, Inc.
3,154,991	Series 2006-QA5(e)	1M US L + 0.22%	07/25/2036	1,345,674
1,250,429	Series 2006-QS10	6.50%	08/25/2036	1,050,023
306,597	Series 2006-QS6	6.00%	06/25/2036	244,634
751,628	Series 2006-QS7	6.00%	06/25/2036	599,435
39,515	Series 2006-QS7(e)	1M US L + 0.40%	06/25/2036	28,522
118,544	Series 2006-QS7(e)(n)	5.60% - 1M US L	06/25/2036	5,587
52,006	Series 2006-QS8(e)	1M US L + 0.45%	08/25/2036	37,754
156,019	Series 2006-QS8(e)(n)	5.55% - 1M US L	08/25/2036	10,972
4,872	Series 2007-QS6(e)	55.00% - 8.33 x 1M US L	04/25/2037	4,804
452,202	Series 2007-QS9	6.50%	07/25/2037	364,585
243,936	Series 2008-QR1	6.00%	08/25/2036	185,637
	Residential Asset Securitization Trust
382,944	Series 2006-A1	6.00%	04/25/2036	187,583
861,709	Series 2006-A2	6.00%	05/25/2036	373,934
903,474	Series 2006-A6	6.50%	07/25/2036	279,300
246,289	Series 2006-A8	6.00%	08/25/2036	165,698
147,725	Series 2006-A8	6.50%	08/25/2036	44,444
312,770	Series 2006-A8(e)(n)	5.90% - 1M US L	08/25/2036	30,575

Principal Amount/Description		Rate	Maturity	Value
$1,329,926	Series 2007-A1	6.00%	03/25/2037	$456,221
56,859	Series 2007-A6	6.00%	06/25/2037	33,278
2,532,396	Series 2007-A7	6.00%	07/25/2037	1,097,631
	Residential Funding Mortgage Securities I Trust
384,502	Series 2006-S3	5.50%	03/25/2036	308,854
74,336	Series 2006-S6	6.00%	07/25/2036	62,109
209,821	Series 2007-S3	6.00%	03/25/2037	151,021
118,094	Series 2007-S6	6.00%	06/25/2037	89,317
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(d)(e)	4.67%	01/26/2060	2,528,026
	Sequoia Mortgage Trust
897,812	Series 2007-3(e)	3.72%	07/20/2037	725,881
	Structured Adjustable Rate Mortgage Loan Trust
498,058	Series 2005-15(e)	4.24%	07/25/2035	299,498
	Structured Asset Securities Corp.
139,911	Series 2005-RF1(d)(e)	1M US L + 0.35%	03/25/2035	119,855
139,911	Series 2005-RF1(d)(e)(n)	0.00%	03/25/2035	690
	TBW Mortgage-Backed Trust
1,395,044	Series 2006-2	7.00%	07/25/2036	254,382
	Verus Securitization Trust
2,300,000	Series 2019-INV3(d)(e)	3.28%	11/25/2059	1,940,255
1,500,000	Series 2021-4(d)(e)	2.20%	07/25/2066	865,080
1,400,000	Series 2021-6(d)(e)	4.05%	10/25/2066	934,723
2,000,000	Series 2021-7(d)(e)	4.19%	10/25/2066	1,261,263
7,706,000	Series 2022-4(d)(e)	4.71%	04/25/2067	5,666,082
1,844,535	Series 2023-3(d)(e)(l)	6.44%	03/25/2068	1,834,099
1,897,866	Series 2023-INV1(d)(e)(l)	6.00%	02/25/2068	1,881,809
	Wachovia Mortgage Loan Trust, LLC Series Trust
94,299	Series 2005-B(e)	4.17%	10/20/2035	89,441
	Washington Mutual Alternative Mortgage Pass-Through Certificates
38,079	Series 2005-9	5.50%	11/25/2035	29,222
313,001	Series 2006-5	6.00%	07/25/2036	218,834
	Washington Mutual Mortgage Pass-Through Certificates Trust
522,149	Series 2006-2	6.00%	03/25/2036	491,105
	Wells Fargo Alternative Loan Trust
205,607	Series 2007-PA2(e)	1M US L + 0.43%	06/25/2037	165,853
205,602	Series 2007-PA2(e)(n)	6.07% - 1M US L	06/25/2037	14,677
116,507	Series 2007-PA3	5.75%	07/25/2037	97,649
249,426	Series 2007-PA3	6.25%	07/25/2037	211,381

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $354,829,439)				243,844,846

Shares/Description		Value
Warrants - 0.00%(m)
219,520	Oas SA, Strike Price 1.00, Expires 05/16/2039(g)	–

TOTAL WARRANTS
(Cost $0)		–

Shares/Description		Value
Short-Term Investments - 6.72%
Money Market Fund - 4.06%
51,846,477	State Street Institutional Trust (7 Day Yield 5.00%)	$51,846,477

Principal Amount/Description		Rate	Maturity	Value
U.S. Treasury - 2.66%
$20,000,000	United States Treasury Bill(k)	0.00%	07/27/2023	$19,933,183
10,000,000	United States Treasury Bill(k)	0.00%	12/28/2023	$9,741,344
4,170,000	United States Treasury Bill(k)	0.00%	07/20/2023	$4,160,149
70,000	United States Treasury Bill(k)	0.00%	07/11/2023	$69,923
				33,904,599

TOTAL SHORT-TERM INVESTMENTS
(Cost $85,786,849)				85,751,076

TOTAL INVESTMENTS - 99.37%
(Cost $1,533,764,852)				$1,267,008,993
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.09%				1,103,984
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.54%				6,930,850
NET ASSETS - 100.00%				$1,275,043,827

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate Data

TI - Treasury Index

Libor Rates:

1M US L - 1 Month LIBOR as of June 30, 2023 was 5.22%

3M US L - 3 Month LIBOR as of June 30, 2023 was 5.55%

6M US L - 6 Month LIBOR as of June 30, 2023 was 5.76%

1D SOFR - 1 Day SOFR as of June 30, 2023 was 5.09%

30D SOFR - 30 Day SOFR as of June 30, 2023 was 5.06%

1Y US TI - 1 Year TI as of June 30, 2023 was 5.40%

5Y US TI - 5 Year TI as of June 30, 2023 was 4.13%

10Y US TI - 10 Year TI as of June 30, 2023 was 3.81%

(a)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(b)	Non-income producing security.
(c)	Affiliated company. See Notes to Quarterly Schedule of Investments.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $373,335,314, which represents approximately 29.28% of net assets as of June 30, 2023.

(e)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (The "Board"). As of June 30, 2023, the aggregate fair value of those securities was $22,514,927, representing 1.77% of net assets.
(g)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(h)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(i)	Security is currently in default.
(j)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(l)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2023.
(m)	Less than 0.005%.
(n)	Interest only securities.

See Notes to Quarterly Schedule of Investments.

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
10-Yr U.S. Treasury Note Futures	325	September 2023	$38,492,188	$(262,270)
			$38,492,188	$(262,270)

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2023 (Unaudited)

Shares/Description		Value

BUSINESS DEVELOPMENT COMPANIES - 1.95%
1,100,000	Golub Capital BDC, Inc., 3.375%, 04/15/2024	$1,069,368

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,078,674)		1,069,368

CLOSED-END FUNDS - 10.45%
82,471	BNY Mellon High Yield Strategies Fund	183,085
37,928	Eaton Vance Floating-Rate Income Trust	442,999
56,446	First Trust High Yield Opportunities 2027 Term Fund	774,439
27,759	Nuveen Variable Rate Preferred & Income Fund	429,709
48,076	PIMCO Dynamic Income Fund	901,425
22,572	The New America High Income Fund, Inc.	150,104
583,228	Western Asset High Income Opportunity Fund, Inc.	2,204,602
73,617	Western Asset Inflation-Linked Opportunities & Income Fund	652,247

TOTAL CLOSED-END FUNDS
(Cost $6,029,224)		5,738,610

COMMON STOCKS - 0.16%
947	DBI Investors, Inc.(a)(b)	–
3,304	PHI Group, Inc.(a)(b)	89,869
6	Toys R Us Propco Equity(b)	33

TOTAL COMMON STOCKS
(Cost $213,399)		89,902

EXCHANGE TRADED FUNDS - 2.95%
15,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,622,100

TOTAL EXCHANGE TRADED FUNDS
(Cost $1,551,891)		1,622,100

SPECIAL PURPOSE ACQUISITION COMPANIES - 0.16%
10,837	Barings BDC, Inc.	84,962

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $108,466)		84,962

PREFERRED STOCKS - –%
116	DBI Investors Inc., 10.000%(b)(c)	$–

TOTAL PREFERRED STOCKS
(Cost $10,981)		–

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 18.49%(d)
Germany - 0.42%
$228,834	Springer Nature Deutschland GmbH, First Lien - Initial B18 Term Loan	1M US L + 3.00%, 0.75% Floor	08/14/2026	$228,891

Principal Amount/Description		Rate	Maturity	Value
Great Britain - 0.93%
$246,875	City Football Group Limited, TL	3M US L + 3.00%	07/09/2028	$243,172
142,504	EG Group, Ltd., First Lien - Additional Facility Term Loan	1M SOFR + 0.00%	02/07/2025	140,605
131,937	Osmosis Buyer, Ltd., First Lien - Initial B Term Loan	3M US L + 2.75%, 0.50% Floor	06/17/2028	129,694
				513,471
Luxembourg - 0.44%
244,350	Surf Holdings S.a r.l., First Lien - Dollar Tranche Term Loan	1M US L + 3.50%	03/05/2027	242,784

Netherlands - 0.57%
250,000	Sigma Holdco B.V., First Lien - Facility B4 (GBP) Term Loan	6M US L + 4.00%	07/02/2025	310,952

United States - 16.13%
230,132	Access CIG LLC, First Lien - B Term Loan	3M US L + 3.75%	02/27/2025	228,022
49,116	Adavantage Sales & Marketing Inc., First Lien	3M US L + 4.50%	10/28/2027	46,323
43,240	Adtalem Global Education, Inc., First Lien - B Term Loan	3M US L + 3.00%, 0.75% Floor	08/12/2028	43,335
122,813	Allied Universal Holdco LLC, First Lien - Initial U.S. Dollar Term Loan	1M US L + 3.75%, 0.50% Floor	05/12/2028	119,606
55,440	Amentum Government Services Holdings, LLC, First Lien	1M SOFR + 4.00%	02/07/2029	54,331
96,530	American Auto Auction Group, LLC, First Lien	3M SOFR + 5.00%	12/30/2027	90,256
51,940	American Rock Salt Company LLC, First Lien - Initial Term Loan	3M US L + 3.25%, 0.75% Floor	06/09/2028	49,040
43,135	Ankura Consulting Group LLC, First Lien - Closing Date Term Loan	3M US L + 4.00%, 0.75% Floor	03/17/2028	42,273
54,038	Artera Services, LLC, TL	L + 3.50%, 1.00% Floor	03/06/2025	47,431
27,605	ASP Blade Holdings, Inc. TLB 1L	1M US L + 4.00%	10/07/2028	24,093
237,946	Astoria Energy LLC, First Lien - B Advance (2020) Term Loan	3M US L + 4.25%, 1.00% Floor	12/10/2027	236,478
138,857	Asurion LLC, First Lien - New B-8 Term Loan	1M US L + 3.25%	12/23/2026	134,032
98,000	Azalea TopCo, Inc., First Lien	3M US L + 4.00%, 0.75% Floor	07/24/2026	95,060
157,119	BCP Renaissance Parent LLC, First Lien	3M SOFR + 3.50%, 1.00% Floor	10/31/2026	156,810
69,892	BCPE North Star US Holdco 2, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	06/09/2028	64,417
99,000	Bengal Debt Merger Sub, LLC, First Lien	3M SOFR + 3.25%	01/19/2029	92,453
25,000	Bengal Debt Merger Sub, LLC, Second Lien	3M SOFR + 6.00%	01/18/2030	20,081
222,048	Brookfield WEC Holdings, Inc., First Lien - Initial (2021) Term Loan	3M US L + 2.75%, 0.50% Floor	08/01/2025	221,862
24,433	Carnival Corp., First Lien - Initial Advance Term Loan	3M US L + 7.50%, 0.75% Floor	06/30/2025	24,422
25,610	Carnival Corporation TLB 1L	1M SOFR + 3.25%	10/06/2028	25,429
174,342	Charter Next Generation, Inc., First Lien - Initial (2021) Term Loan	1M SOFR + 3.75%, 0.75% Floor	12/01/2027	173,199
123,750	Clydesdale Acquisition Holdings, Inc., First Lien	1M SOFR + 4.175%, 0.50% Floor	04/13/2029	122,012

Principal Amount/Description		Rate	Maturity	Value
$122,813	Consilio/Skopima 5/21 Cov-Lite TLB	1M US L + 4.00%	05/12/2028	$119,676
24,361	CPV Maryland LLC, First Lien - B Advance Term Loan	3M US L + 5.25%, 1.00% Floor	05/11/2028	24,239
147,375	CQP Holdco LP TLB	3M US L + 4.00%	06/05/2028	147,291
64,873	DIRECTV Financing LLC, First Lien - Closing Date Term Loan	1M US L + 5.00%, 0.75% Floor	08/02/2027	63,566
25,697	Diversitech Holdings, Inc.	3M US L + 3.50%	12/15/2028	24,972
245,000	DRW Holdings LLC, First Lien - Initial Term Loan	1M US L + 3.75%	03/01/2028	243,469
33,575	Echo Global Logistics, Inc. TL 1L	1M US L + 3.50%	11/03/2028	32,652
77,025	Electron BidCo, Inc. TL 1L	1M SOFR + 3.00%	10/07/2028	76,808
148,125	Fertitta Entertainment, LLC, First Lien	1M SOFR + 4.00%	01/13/2029	146,474
238,247	Flynn Restaurant Group LP, First Lien	1M US L + 4.25%, 0.50% Floor	12/03/2028	235,686
243,783	Great Outdoors Group LLC, First Lien	1M US L + 3.75%, 0.75% Floor	03/05/2028	242,259
244,375	Greeneden U.S. Holdings I LLC, First Lien - Initial Dollar (2020) Term Loan	1M SOFR + 4.00%, 0.75% Floor	12/01/2027	244,048
242,014	Harbor Freight Tools USA, Inc., First Lien - Initial (2021) Term Loan	L + 2.75%, 0.50% Floor	10/19/2027	239,140
148,875	Houghton Mifflin Harcrt Co Tl 1L	3M SOFR + 5.25%	04/04/2029	127,846
61,583	Hudson River Trading LLC, First Lien	1M US L + 3.00%	03/20/2028	60,081
62,370	Hunter Douglas, Inc., First Lien	3M SOFR + 3.50%	02/09/2029	59,466
63,418	Intelsat Jackson Holdings S.A.TLB 1L	3M SOFR + 4.25%	01/26/2029	63,243
244,388	IRB Holding Corp., First Lien	1M SOFR + 3.00%, 0.75% Floor	12/15/2027	243,013
187,907	LMBE-MC Holdco II LLC, First Lien	3M SOFR + 4.00%, 1.00% Floor	12/03/2025	186,592
206,288	LogMeIn, Inc., First Lien - Initial Term Loan	1M US L + 4.75%	08/31/2027	130,076
98,609	LTI Holdings, Inc., First Lien	1M US L + 4.75%	07/24/2026	96,267
45,080	Majordrive Holdings IV LLC, First Lien - Initial Term Loan	3M US L + 3.75%, 0.50% Floor	06/01/2028	44,122
58,410	McAfee Corp., First Lien	1M SOFR + 3.75%	02/02/2029	56,033
34,492	Merion Rose Merger Sub, Inc., First Lien	3M SOFR + 4.00%	12/08/2028	31,761
200,000	Mileage Plus Holdings LLC, First Lien - Initial Term Loan	3M US L + 5.25%, 1.00% Floor	06/21/2027	208,125
70,113	Mitchell International, Inc. TLB	1M US L + 3.75%	10/01/2028	68,689
231,359	Natgasoline LLC, First Lien - Initial Term Loan	3M US L + 3.625%	11/14/2025	229,045
48,774	Oryx Midstream Services Permian Basin LLC, First Lien	1M SOFR + 3.25%, 0.50% Floor	10/05/2028	48,762
187,153	Pactiv Evergreen, Inc., First Lien - Tranche B-2 U.S. Term Loan	1M US L + 3.25%	02/05/2026	187,312
58,480	Parkway Generation, LLC, First Lien	6M US L + 4.75%	11/05/2028	57,170
97,468	PetVet Care Centers LLC, First Lien - 2021 Replacement Term Loan	3M US L + 3.50%, 0.75% Floor	02/14/2025	95,665
94,288	PMHC II, INC.TLB 1L	3M SOFR + 4.25%	02/02/2029	83,380
32,423	Polaris Newco LLC, First Lien - Dollar Term Loan	L + 4.00%, 0.50% Floor	06/04/2028	29,937
243,764	ProAmpac PG Borrower LLC, First Lien - 2020-1 Term Loan	3M US L + 3.75%, 0.75% Floor	11/03/2025	241,632
241,250	Pug LLC, First Lien - USD B Term Loan	1M US L + 3.50%	02/12/2027	215,805
235,231	Recorded Books, Inc., First Lien - 2021 Replacement Term Loan	3M US L + 2.75%	08/29/2025	235,500
108,927	Redwood Star Merger Sub, Inc.	1M SOFR + 4.50%	03/16/2029	107,792

Principal Amount/Description		Rate	Maturity	Value
$54,313	Restaurant Technologies, Inc. TLB 1L	3M SOFR + 4.25%	03/17/2029	$53,113
40,220	SCIH Salt Holdings, Inc., First Lien - Incremental B-1 Term Loan	3M US L + 3.50%, 0.75% Floor	03/16/2027	39,689
147,375	SeaWorld Parks & Entertainment, Inc., First Lien - B Term Loan	L + 3.00%, 0.50% Floor	08/25/2028	147,145
39,551	Secure Acquisition, Inc.	3M US L + 5.00%	12/15/2028	38,068
5,948	Secure Acquisition, Inc., First Lien	3M US L + 5.00%, 0.50% Floor	12/23/2028	5,725
43,236	SM Wellness Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	04/17/2028	40,101
250,000	Sotera Health Holdings LLC, First Lien - Refinancing Term Loan	3M US L + 3.25%, 0.50% Floor	12/11/2026	246,836
136,676	Spin Holdco, Inc., First Lien - Initial Term Loan	1M US L + 3.50%, 0.75% Floor	03/04/2028	117,981
98,250	Tiger Acquisition LLC, First Lien - Initial Term Loan	L + 3.25%, 0.50% Floor	06/01/2028	96,510
71,796	Triton Water Holdings, Inc., First Lien - Initial Term Loan	3M SOFR + 3.50%, 0.50% Floor	03/31/2028	69,587
99,163	UFC Holdings LLC, First Lien	3M US L + 2.75%, 0.75% Floor	04/29/2026	99,170
243,792	UKG, Inc., First Lien	3M SOFR + 3.25%, 0.50% Floor	05/03/2026	239,627
39,000	United AirLines, Inc., First Lien - Class B Term Loan	3M US L + 3.75%, 0.75% Floor	04/21/2028	39,043
207,349	University Support Services LLC, First Lien	1M SOFR + 3.25%, 0.50% Floor	02/10/2029	206,054
44,438	Univision Communications, Inc., First Lien - B Term Loan	3M US L + 4.00%, 0.75% Floor	05/05/2028	43,693
44,438	Vertex Aerospace Services Corp TL	1M SOFR + 3.75%	11/10/2028	44,484
64,025	W. R. Grace Holdings LLC, First Lien - Initial Term Loan	L + 3.75%, 0.50% Floor	09/22/2028	63,751
81,755	Whatabrands LLC, First Lien - Initial B Term Loan	1M SOFR + 3.25%, 0.50% Floor	08/03/2028	81,378
202,822	William Morris Endeavor Entertainment LLC, First Lien - B-1 Term Loan	1M US L + 2.75%	05/18/2025	202,681
127,595	YI LLC, First Lien - Initial Term Loan	1M US L + 4.00%, 1.00% Floor	11/07/2024	122,597
				8,855,792

TOTAL BANK LOANS
(Cost $10,414,723)				10,151,890

HIGH YIELD DEBT- 62.40%
Australia - 0.34%
40,000	Mineral Resources, Ltd.(e)	8.13%	05/01/2027	$40,041
60,000	Mineral Resources, Ltd.(e)	8.50%	05/01/2030	60,302
100,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(e)	5.00%	01/27/2030	88,655
				188,998
Belgium - 0.20%
100,000	Azelis Finance NV(e)	5.75%	03/15/2028	109,565

Canada - 1.79%
175,000	Bausch Health Cos., Inc.(e)	6.13%	02/01/2027	112,236
65,000	Bausch Health Cos., Inc.(e)	4.88%	06/01/2028	38,769

Principal Amount/Description		Rate	Maturity	Value
$28,000	Bombardier, Inc.(e)	7.50%	03/15/2025	$28,083
80,000	Bombardier, Inc.(e)	7.13%	06/15/2026	79,546
45,000	Bombardier, Inc.(e)	6.00%	02/15/2028	42,584
110,000	Cascades, Inc./Cascades USA, Inc.(e)	5.38%	01/15/2028	102,929
75,000	Eldorado Gold Corp.(e)	6.25%	09/01/2029	67,266
155,000	goeasy, Ltd.(e)	5.38%	12/01/2024	150,509
15,000	goeasy, Ltd.(e)	4.38%	05/01/2026	13,697
105,000	Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC(e)	6.00%	09/15/2028	89,365
110,000	Mercer International, Inc.	5.13%	02/01/2029	85,739
20,000	Open Text Corp.(e)	6.90%	12/01/2027	20,383
60,000	Precision Drilling Corp.(e)	7.13%	01/15/2026	59,320
25,000	Precision Drilling Corp.(e)	6.88%	01/15/2029	22,611
80,000	Strathcona Resources, Ltd./Alberta(e)	6.88%	08/01/2026	70,105
				983,142
Cayman Islands - 0.18%
40,000	Seagate HDD Cayman(e)	8.25%	12/15/2029	41,815
55,000	Seagate HDD Cayman(e)	8.50%	07/15/2031	57,743
				99,558
France - 2.21%
100,000	Accor SA(c)(d)	4.561% - 5Y EUR SWAP	Perpetual Maturity	107,788
100,000	Afflelou SAS(f)	4.25%	05/19/2026	104,846
120,000	Altice France SA(e)	5.50%	01/15/2028	90,756
200,000	Altice France SA(f)	4.13%	01/15/2029	158,885
55,000	Altice France SA(e)	5.13%	07/15/2029	39,099
100,000	Altice France SA(e)	4.25%	10/15/2029	78,797
100,000	CAB SELAS(f)	3.38%	02/01/2028	89,195
200,000	Electricite de France SA(c)(d)	2.86% - 5Y EUR SWAP	Perpetual Maturity	176,638
155,000	Iliad Holding SASU(e)	5.63%	10/15/2028	157,031
100,000	Loxam SAS	5.75%	07/15/2027	100,172
100,000	Parts Europe SA(d)(f)	3M EUR L + 4.00%	07/20/2027	109,600
				1,212,807
Germany - 1.63%
100,000	Cheplapharm Arzneimittel GmbH(f)	4.38%	01/15/2028	100,170
100,000	Gruenenthal GmbH(e)	4.13%	05/15/2028	101,551
100,000	IHO Verwaltungs GmbH(f)(g)	3.75% (4.50%)	09/15/2026	102,083
100,000	IHO Verwaltungs GmbH(e)(g)	8.75% (9.50%)	05/15/2028	112,788
68,206	Nidda BondCo GmbH(f)	7.25%	09/30/2025	74,114
100,000	Renk AG/Frankfurt am Main(f)	5.75%	07/15/2025	107,614
96,712	Techem Verwaltungsgesellschaft 674 mbH(f)	6.00%	07/30/2026	103,824
100,000	WEPA Hygieneprodukte GmbH(f)	2.88%	12/15/2027	94,770
100,000	ZF Finance GmbH	2.75%	05/25/2027	97,462
				894,376
Great Britain - 1.53%
100,000	eG Global Finance PLC(f)	6.25%	10/30/2025	104,005
100,000	INEOS Finance PLC(f)	2.88%	05/01/2026	100,322
100,000	INEOS Quattro Finance 2 PLC(f)	2.50%	01/15/2026	98,015
100,000	Pinnacle Bidco PLC(f)	5.50%	02/15/2025	105,165
85,000	Rolls-Royce PLC(e)	5.75%	10/15/2027	83,202
100,000	Thames Water Kemble Finance PLC(f)	4.63%	05/19/2026	71,009
120,000	Vmed O2 UK Financing I PLC(e)	4.75%	07/15/2031	99,908
200,000	Vodafone Group PLC(d)	3.00% - 5Y EUR SWAP	08/27/2080	176,367
				837,993

Principal Amount/Description		Rate	Maturity	Value
Hong Kong - 0.21%
$150,000	Seaspan Corp.(e)	5.50%	08/01/2029	$117,648

Ireland - 0.54%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(f)	2.13%	08/15/2026	194,644
100,000	Virgin Media Vendor Financing Notes III DAC(e)	4.88%	07/15/2028	101,076
				295,720
Isle Of Man - 0.20%
100,000	Playtech PLC	4.25%	03/07/2026	106,841

Italy - 1.53%
100,000	Cedacri Mergeco SPA(d)(e)	3M EUR L + 4.625%	05/15/2028	103,792
100,000	Engineering - Ingegneria Informatica - SpA(f)	5.88%	09/30/2026	98,723
100,000	Guala Closures SpA(f)	3.25%	06/15/2028	97,526
100,000	Lottomatica SpA/Roma(e)	7.13%	06/01/2028	111,720
100,000	Mooney Group SpA(d)(f)	3M EUR L + 3.875%	12/17/2026	108,206
105,000	TeamSystem SpA(e)	3.50%	02/15/2028	100,347
200,000	Telecom Italia SpA	6.88%	02/15/2028	217,894
				838,208
Japan - 0.18%
115,000	Nissan Motor Co., Ltd.(e)	4.81%	09/17/2030	100,962

Jersey - 0.20%
100,000	AA Bond Co., Ltd.(f)	6.50%	01/31/2026	110,100

Luxembourg - 1.90%
55,000	Altice Financing SA(e)	5.75%	08/15/2029	42,664
100,000	Altice Financing SA(e)	4.25%	08/15/2029	84,117
100,000	Altice France Holding SA(e)	4.00%	02/15/2028	54,090
100,000	Dana Financing Luxembourg Sarl(e)	3.00%	07/15/2029	88,916
70,000	Intelsat Jackson Holdings SA(e)	6.50%	03/15/2030	63,900
55,000	ION Trading Technologies Sarl(e)	5.75%	05/15/2028	47,536
100,000	Matterhorn Telecom SA(f)	4.00%	11/15/2027	102,797
100,000	SES SA(c)(d)	5.63%	Perpetual Maturity	108,567
110,000	SK Invictus Intermediate II Sarl(e)	5.00%	10/30/2029	87,508
100,000	Summer BC Holdco B SARL(f)	5.75%	10/31/2026	97,322
195,000	Telecom Italia Capital SA	6.38%	11/15/2033	165,621
100,000	Telenet Finance Luxembourg Notes SARL(f)	3.50%	03/01/2028	101,149
				1,044,187
Netherlands - 1.95%
100,000	Dufry One BV	3.38%	04/15/2028	96,920
130,000	OI European Group BV(e)	6.25%	05/15/2028	145,299
100,000	Q-Park Holding I BV(f)	2.00%	03/01/2027	93,610
100,000	Telefonica Europe BV(c)(d)	4.38%	Perpetual Maturity	106,665
125,000	TMNL Holding BV(e)	3.75%	01/15/2029	119,423
100,000	Trivium Packaging Finance BV(e)	3.75%	08/15/2026	101,009
200,000	UPC Holding BV(e)	5.50%	01/15/2028	174,857
45,000	Ziggo Bond Co. BV(e)	5.13%	02/28/2030	34,131
100,000	Ziggo Bond Co. BV(f)	3.38%	02/28/2030	80,658
145,000	Ziggo Bond Co. BV(e)	3.38%	02/28/2030	116,955
				1,069,527

Principal Amount/Description		Rate	Maturity	Value
Spain - 0.56%
$100,000	Grifols Escrow Issuer SA(e)	3.88%	10/15/2028	$93,649
105,000	Lorca Telecom Bondco SA(e)	4.00%	09/18/2027	104,780
100,000	Tendam Brands SAU(d)(f)	3M EUR L + 7.50%	03/31/2028	109,270
				307,699
Sweden - 0.40%
100,000	Samhallsbyggnadsbolaget i Norden AB(c)(d)	3.223% - 5Y EUR SWAP	12/31/2049	22,163
100,000	Verisure Holding AB(f)	3.88%	07/15/2026	102,650
100,000	Verisure Midholding AB(f)	5.25%	02/15/2029	94,867
				219,680
United States - 46.85%
40,000	Academy, Ltd.(e)	6.00%	11/15/2027	38,445
95,000	ACCO Brands Corp.(e)	4.25%	03/15/2029	79,903
105,000	Acuris Finance US, Inc. / Acuris Finance SARL(e)	5.00%	05/01/2028	81,627
55,000	Adient Global Holdings, Ltd.(e)	7.00%	04/15/2028	55,659
20,000	Adient Global Holdings, Ltd.(e)	8.25%	04/15/2031	20,334
55,000	ADT Security Corp.(e)	4.13%	08/01/2029	47,566
65,000	Affinity Interactive(e)	6.88%	12/15/2027	57,258
70,000	Ahead DB Holdings LLC(e)	6.63%	05/01/2028	57,006
170,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(e)	5.88%	02/15/2028	165,376
35,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(e)	6.75%	04/15/2028	34,750
75,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(e)	6.63%	07/15/2026	71,267
100,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(f)	3.63%	06/01/2028	87,664
125,000	AMC Networks, Inc.	4.25%	02/15/2029	67,337
115,000	American Airlines, Inc.(e)	11.75%	07/15/2025	126,204
50,000	American Airlines, Inc.(e)	7.25%	02/15/2028	49,754
95,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	79,296
50,000	APX Group, Inc.(e)	6.75%	02/15/2027	49,052
65,000	APX Group, Inc.(e)	5.75%	07/15/2029	56,504
10,000	Aramark Services, Inc.(e)	6.38%	05/01/2025	10,000
115,000	Aramark Services, Inc.(e)	5.00%	02/01/2028	108,551
190,000	Arches Buyer, Inc.(e)	4.25%	06/01/2028	165,559
45,000	Archrock Partners LP / Archrock Partners Finance Corp.(e)	6.88%	04/01/2027	43,256
75,000	Archrock Partners LP / Archrock Partners Finance Corp.(e)	6.25%	04/01/2028	70,522
75,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(e)	7.00%	11/01/2026	72,663
175,000	ASP Unifrax Holdings, Inc.(e)	5.25%	09/30/2028	126,545
150,000	AssuredPartners, Inc.(e)	5.63%	01/15/2029	129,979
75,000	AthenaHealth Group, Inc.(e)	6.50%	02/15/2030	63,198
85,000	Avient Corp.(e)	7.13%	08/01/2030	86,048
145,000	BellRing Brands, Inc.(e)	7.00%	03/15/2030	146,069
60,000	Big River Steel LLC / BRS Finance Corp.(e)	6.63%	01/31/2029	59,340
1,304,780	Blackstone Private Credit Fund	2.63%	12/15/2026	1,111,246
60,000	Brinker International, Inc.(e)	8.25%	07/15/2030	59,174
45,000	Buckeye Partners LP(e)	4.50%	03/01/2028	40,363
100,000	Cable One, Inc.(h)	0.00%	03/15/2026	82,250
85,000	Cablevision Lightpath LLC(e)	5.63%	09/15/2028	63,067
140,000	Caesars Entertainment, Inc.(e)	6.25%	07/01/2025	139,478
75,000	Caesars Entertainment, Inc.(e)	7.00%	02/15/2030	75,385
130,000	Callon Petroleum Co.(e)	7.50%	06/15/2030	122,828

Principal Amount/Description		Rate	Maturity	Value
$160,000	Calpine Corp.(e)	5.13%	03/15/2028	$143,005
125,000	Calpine Corp.(e)	5.00%	02/01/2031	103,544
100,000	Carnival Corp.(f)	10.13%	02/01/2026	114,870
175,000	Carnival Corp.(e)	5.75%	03/01/2027	161,265
170,000	Carnival Corp.(e)	10.50%	06/01/2030	180,502
50,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.50%	05/01/2026	48,797
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.00%	02/01/2028	22,803
15,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.38%	06/01/2029	13,575
175,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	6.38%	09/01/2029	165,068
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	4.75%	03/01/2030	102,718
205,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	7.38%	03/01/2031	199,887
55,000	CDI Escrow Issuer, Inc.(e)	5.75%	04/01/2030	51,244
130,000	Cedar Fair LP	5.25%	07/15/2029	118,373
65,000	Central Garden & Pet Co.	5.13%	02/01/2028	61,126
75,000	Chart Industries, Inc.(e)	7.50%	01/01/2030	76,613
35,000	Chart Industries, Inc.(e)	9.50%	01/01/2031	37,171
90,000	Cheniere Energy, Inc.	4.63%	10/15/2028	84,131
40,000	CHS/Community Health Systems, Inc.(e)	6.00%	01/15/2029	33,693
65,000	Churchill Downs, Inc.(e)	5.50%	04/01/2027	62,566
10,000	Churchill Downs, Inc.(e)	4.75%	01/15/2028	9,286
100,000	Churchill Downs, Inc.(e)	6.75%	05/01/2031	99,000
205,000	CITGO Petroleum Corp.(e)	7.00%	06/15/2025	201,341
35,000	CITGO Petroleum Corp.(e)	6.38%	06/15/2026	33,735
95,000	Clear Channel Outdoor Holdings, Inc.(e)	5.13%	08/15/2027	86,375
65,000	Cleveland-Cliffs, Inc.(e)	6.75%	03/15/2026	65,747
190,000	Cloud Software Group, Inc.(e)	6.50%	03/31/2029	169,353
15,000	Cloud Software Group, Inc.(e)	9.00%	09/30/2029	13,117
120,000	Clydesdale Acquisition Holdings, Inc.(e)	6.63%	04/15/2029	114,582
70,000	Cogent Communications Group, Inc.(e)	7.00%	06/15/2027	67,788
30,000	CommScope, Inc.(e)	6.00%	03/01/2026	27,995
155,000	CommScope, Inc.(e)	8.25%	03/01/2027	124,213
25,000	CommScope, Inc.(e)	7.13%	07/01/2028	17,783
60,000	CommScope, Inc.(e)	4.75%	09/01/2029	47,362
145,000	Compass Group Diversified Holdings LLC(e)	5.25%	04/15/2029	127,259
25,000	Comstock Resources, Inc.(e)	5.88%	01/15/2030	21,732
90,000	Consensus Cloud Solutions, Inc.(e)	6.50%	10/15/2028	77,031
105,000	Consolidated Communications, Inc.(e)	5.00%	10/01/2028	78,918
60,000	Coty, Inc.(e)	6.50%	04/15/2026	59,538
125,000	Coty, Inc.(e)	5.00%	04/15/2026	119,916
60,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.(e)	6.00%	02/01/2029	56,086
50,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.(e)	7.38%	02/01/2031	49,341
115,000	Crocs, Inc.(e)	4.25%	03/15/2029	97,902
87,000	CrownRock LP / CrownRock Finance, Inc.(e)	5.63%	10/15/2025	85,812
35,000	CrownRock LP / CrownRock Finance, Inc.(e)	5.00%	05/01/2029	32,824
200,000	CSC Holdings LLC(e)	11.25%	05/15/2028	194,183
115,000	CSC Holdings LLC(e)	5.75%	01/15/2030	54,462
85,000	CSC Holdings LLC(e)	4.13%	12/01/2030	59,542
10,000	CSC Holdings LLC(e)	4.50%	11/15/2031	6,983

Principal Amount/Description		Rate	Maturity	Value
$25,000	CSC Holdings LLC(e)	5.00%	11/15/2031	$11,667
100,000	CVR Energy, Inc.(e)	5.25%	02/15/2025	96,530
30,000	CVR Energy, Inc.(e)	5.75%	02/15/2028	26,437
20,000	Dana, Inc.	5.38%	11/15/2027	18,964
30,000	Dana, Inc.	4.25%	09/01/2030	25,003
130,000	DaVita, Inc.(e)	4.63%	06/01/2030	111,746
195,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(e)	5.88%	08/15/2027	176,828
35,000	DISH DBS Corp.	7.75%	07/01/2026	21,503
85,000	DISH DBS Corp.(e)	5.25%	12/01/2026	68,344
30,000	DISH DBS Corp.(e)	5.75%	12/01/2028	22,370
55,000	DISH DBS Corp.	5.13%	06/01/2029	25,594
110,000	DISH Network Corp.(h)	0.00%	12/15/2025	58,718
65,000	Elastic NV(e)	4.13%	07/15/2029	56,134
100,000	Emerald Debt Merger Sub LLC(e)	6.38%	12/15/2030	109,065
75,000	EnLink Midstream LLC(e)	5.63%	01/15/2028	72,652
35,000	EnLink Midstream LLC(e)	6.50%	09/01/2030	34,996
120,000	EnLink Midstream Partners LP	5.05%	04/01/2045	95,916
110,000	EQM Midstream Partners LP(e)	4.75%	01/15/2031	96,486
165,000	EquipmentShare.com, Inc.(e)	9.00%	05/15/2028	160,375
90,000	Everi Holdings, Inc.(e)	5.00%	07/15/2029	78,899
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(e)	4.63%	01/15/2029	43,924
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(e)	6.75%	01/15/2030	42,601
10,000	FirstCash, Inc.(e)	4.63%	09/01/2028	8,943
90,000	FirstCash, Inc.(e)	5.63%	01/01/2030	81,425
25,000	Ford Motor Credit Co. LLC	2.30%	02/10/2025	23,394
120,000	Ford Motor Credit Co. LLC	6.95%	06/10/2026	120,710
95,000	Ford Motor Credit Co. LLC	7.35%	11/04/2027	97,244
15,000	Ford Motor Credit Co. LLC	2.90%	02/16/2028	12,861
75,000	Ford Motor Credit Co. LLC	2.90%	02/10/2029	62,138
265,000	Ford Motor Credit Co. LLC	4.00%	11/13/2030	226,703
200,000	Fortress Transportation and Infrastructure Investors LLC(e)	6.50%	10/01/2025	197,213
5,000	Fortress Transportation and Infrastructure Investors LLC(e)	9.75%	08/01/2027	5,168
500,000	Franklin BSP Lending Corp.(e)	4.85%	12/15/2024	476,308
672,860	Franklin BSP Lending Corp.	3.25%	03/30/2026	597,114
30,000	Frontier Communications Holdings LLC(e)	5.88%	10/15/2027	27,562
195,000	Frontier Communications Holdings LLC(e)	5.00%	05/01/2028	168,436
100,000	Frontier Communications Holdings LLC(e)	8.63%	03/15/2031	96,871
1,000,000	FS KKR Capital Corp.	4.13%	02/01/2025	946,345
80,000	Gen Digital, Inc.(e)	6.75%	09/30/2027	79,862
35,000	Go Daddy Operating Co. LLC / GD Finance Co, Inc.(e)	5.25%	12/01/2027	33,283
55,000	Goodyear Tire & Rubber Co.	9.50%	05/31/2025	56,291
160,000	Gray Television, Inc.(e)	4.75%	10/15/2030	108,674
150,000	Greystar Real Estate Partners LLC(e)	5.75%	12/01/2025	146,612
30,000	Hanesbrands, Inc.(e)	4.88%	05/15/2026	28,045
130,000	Hanesbrands, Inc.(e)	9.00%	02/15/2031	131,140
185,000	HAT Holdings I LLC / HAT Holdings II LLC(e)	3.38%	06/15/2026	165,996
5,000	HAT Holdings I LLC / HAT Holdings II LLC(e)	3.75%	09/15/2030	3,928
130,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.(e)	5.75%	01/20/2026	123,172
75,000	Hess Midstream Operations LP(e)	5.63%	02/15/2026	73,849

Principal Amount/Description		Rate	Maturity	Value
$5,000	Hess Midstream Operations LP(e)	5.13%	06/15/2028	$4,684
50,000	Hess Midstream Operations LP(e)	4.25%	02/15/2030	43,674
155,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(e)	5.00%	06/01/2029	137,702
40,000	Holly Energy Partners LP / Holly Energy Finance Corp.(e)	6.38%	04/15/2027	39,554
80,000	Howard Midstream Energy Partners LLC(e)	8.88%	07/15/2028	80,500
55,000	HUB International, Ltd.(e)	7.00%	05/01/2026	54,922
45,000	HUB International, Ltd.(e)	5.63%	12/01/2029	40,415
80,000	HUB International, Ltd.(e)	7.25%	06/15/2030	82,681
195,000	Hunt Companies, Inc.(e)	5.25%	04/15/2029	155,033
145,000	Imola Merger Corp.(e)	4.75%	05/15/2029	126,254
180,000	Iron Mountain, Inc.(e)	5.25%	03/15/2028	168,481
15,000	Iron Mountain, Inc.(e)	5.00%	07/15/2028	13,912
55,000	Iron Mountain, Inc.(e)	7.00%	02/15/2029	55,152
55,000	Iron Mountain, Inc.(e)	5.25%	07/15/2030	49,609
150,000	JB Poindexter & Co., Inc.(e)	7.13%	04/15/2026	146,830
55,000	Kinetik Holdings LP(e)	5.88%	06/15/2030	52,332
90,000	LABL, Inc.(e)	5.88%	11/01/2028	82,022
25,000	LABL, Inc.(e)	9.50%	11/01/2028	25,466
120,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.(e)	5.00%	02/01/2026	108,166
20,000	Level 3 Financing, Inc.(e)	4.63%	09/15/2027	13,940
15,000	Level 3 Financing, Inc.(e)	4.25%	07/01/2028	9,675
55,000	Level 3 Financing, Inc.(e)	3.63%	01/15/2029	33,052
140,000	Level 3 Financing, Inc.(e)	3.75%	07/15/2029	84,466
130,000	Live Nation Entertainment, Inc.(e)	4.75%	10/15/2027	121,425
165,000	Lumen Technologies, Inc.(e)	4.00%	02/15/2027	123,149
145,000	Marriott Ownership Resorts, Inc.(e)	4.50%	06/15/2029	125,275
110,000	Matador Resources Co.(e)	6.88%	04/15/2028	108,997
100,000	Medline Borrower LP(e)	3.88%	04/01/2029	87,001
110,000	Medline Borrower LP(e)	5.25%	10/01/2029	95,560
60,000	Mercer International, Inc.	5.50%	01/15/2026	56,208
34,000	MGIC Investment Corp.	5.25%	08/15/2028	32,101
40,000	MGM Resorts International	6.75%	05/01/2025	40,128
80,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.(e)	4.88%	05/01/2029	70,716
75,000	ModivCare Escrow Issuer, Inc.(e)	5.00%	10/01/2029	55,571
30,000	ModivCare, Inc.(e)	5.88%	11/15/2025	27,819
100,000	MPH Acquisition Holdings LLC(e)	5.50%	09/01/2028	85,350
165,000	MPT Operating Partnership LP / MPT Finance Corp.	5.00%	10/15/2027	138,978
105,000	Nabors Industries, Ltd.(e)	7.25%	01/15/2026	98,145
30,000	Nabors Industries, Ltd.(e)	7.50%	01/15/2028	26,288
65,000	Nationstar Mortgage Holdings, Inc.(e)	6.00%	01/15/2027	60,546
25,000	Nationstar Mortgage Holdings, Inc.(e)	5.50%	08/15/2028	21,932
105,000	Nationstar Mortgage Holdings, Inc.(e)	5.75%	11/15/2031	86,362
115,000	NCR Corp.(e)	5.13%	04/15/2029	101,912
100,000	Necessity Retail REIT, Inc. / American Finance Operating Partner LP(e)	4.50%	09/30/2028	77,025
35,000	New Enterprise Stone & Lime Co., Inc.(e)	9.75%	07/15/2028	33,838
115,000	New Enterprise Stone & Lime Co., Inc.(e)	5.25%	07/15/2028	104,815
130,000	NFP Corp.(e)	6.88%	08/15/2028	113,026
65,000	NFP Corp.(e)	4.88%	08/15/2028	58,127
80,000	Northern Oil and Gas, Inc.(e)	8.75%	06/15/2031	78,700
175,000	NRG Energy, Inc.(e)	3.63%	02/15/2031	136,774
5,000	NuStar Logistics LP	6.00%	06/01/2026	4,875

Principal Amount/Description		Rate	Maturity	Value
$55,000	NuStar Logistics LP	6.38%	10/01/2030	$52,536
210,000	Occidental Petroleum Corp.	6.45%	09/15/2036	215,821
40,000	Oceaneering International, Inc.	4.65%	11/15/2024	39,091
20,000	Oceaneering International, Inc.	6.00%	02/01/2028	18,969
50,000	Olympus Water US Holding Corp.(e)	7.13%	10/01/2027	45,125
120,000	Olympus Water US Holding Corp.(e)	4.25%	10/01/2028	94,974
100,000	Olympus Water US Holding Corp.(e)	9.75%	11/15/2028	97,655
40,000	Olympus Water US Holding Corp.(e)	6.25%	10/01/2029	28,968
160,000	OneMain Finance Corp.	7.13%	03/15/2026	157,344
210,000	Open Text Holdings, Inc.(e)	4.13%	02/15/2030	178,018
165,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(e)	5.13%	04/30/2031	136,350
70,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(e)	6.25%	06/15/2025	69,816
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(e)	5.00%	08/15/2027	18,183
25,000	Owens & Minor, Inc.(e)	4.50%	03/31/2029	20,784
500,000	Owl Rock Capital Corp.	3.75%	07/22/2025	463,618
1,242,748	Owl Rock Capital Corp. III	3.13%	04/13/2027	1,054,594
200,000	OWL Rock Core Income Corp.	5.50%	03/21/2025	192,565
55,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(e)	5.88%	10/01/2028	50,526
80,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(e)	4.88%	05/15/2029	69,022
170,000	Pediatrix Medical Group, Inc.(e)	5.38%	02/15/2030	156,578
75,000	Performance Food Group, Inc.(e)	5.50%	10/15/2027	72,373
75,000	Permian Resources Operating LLC(e)	7.75%	02/15/2026	75,559
35,000	Permian Resources Operating LLC(e)	5.88%	07/01/2029	33,006
225,000	Post Holdings, Inc.(e)	5.50%	12/15/2029	207,907
180,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(e)	6.25%	01/15/2028	168,884
110,000	Primo Water Holdings, Inc.(f)	3.88%	10/31/2028	104,707
10,000	QVC, Inc.	4.85%	04/01/2024	9,788
45,000	QVC, Inc.	4.75%	02/15/2027	29,137
50,000	QVC, Inc.	4.38%	09/01/2028	28,805
90,000	Railworks Holdings LP / Railworks Rally, Inc.(e)	8.25%	11/15/2028	83,740
120,000	RHP Hotel Properties LP / RHP Finance Corp.(e)	7.25%	07/15/2028	121,336
40,000	RLJ Lodging Trust LP(e)	4.00%	09/15/2029	33,535
20,000	Royal Caribbean Cruises, Ltd.(e)	5.38%	07/15/2027	18,722
95,000	Royal Caribbean Cruises, Ltd.(e)	5.50%	04/01/2028	88,686
95,000	Royal Caribbean Cruises, Ltd.(e)	7.25%	01/15/2030	96,305
100,000	SCIL IV LLC / SCIL USA Holdings LLC(e)	5.38%	11/01/2026	91,262
85,000	Scotts Miracle-Gro Co.	4.00%	04/01/2031	66,581
35,000	SEG Holding LLC / SEG Finance Corp.(e)	5.63%	10/15/2028	33,192
40,000	Sirius XM Radio, Inc.(e)	5.50%	07/01/2029	36,120
245,000	Sirius XM Radio, Inc.(e)	4.13%	07/01/2030	200,276
30,000	Sirius XM Radio, Inc.(e)	3.88%	09/01/2031	23,228
80,000	Six Flags Entertainment Corp.(e)	5.50%	04/15/2027	75,407
95,000	Six Flags Entertainment Corp.(e)	7.25%	05/15/2031	92,623
15,000	Six Flags Theme Parks, Inc.(e)	7.00%	07/01/2025	15,088
95,000	Spectrum Brands, Inc.(e)	5.00%	10/01/2029	84,891
20,000	Spectrum Brands, Inc.(e)	5.50%	07/15/2030	18,269
90,000	Spectrum Brands, Inc.(e)	3.88%	03/15/2031	73,896
70,000	Spirit AeroSystems, Inc.(e)	7.50%	04/15/2025	69,260
30,000	Spirit AeroSystems, Inc.	3.85%	06/15/2026	27,909
40,000	Standard Industries, Inc.(e)	5.00%	02/15/2027	38,160
85,000	Standard Industries, Inc.(e)	4.75%	01/15/2028	79,241

Principal Amount/Description		Rate	Maturity	Value
$115,000	Talen Energy Supply LLC(e)	8.63%	06/01/2030	$119,132
180,000	Tenet Healthcare Corp.	6.25%	02/01/2027	178,357
15,000	Tenet Healthcare Corp.	5.13%	11/01/2027	14,337
55,000	Tenet Healthcare Corp.	6.13%	10/01/2028	53,001
90,000	Tenet Healthcare Corp.	6.13%	06/15/2030	88,826
80,000	Tenet Healthcare Corp.(e)	6.75%	05/15/2031	80,295
135,000	TMS International Corp.(e)	6.25%	04/15/2029	113,539
70,000	TransDigm, Inc.(e)	6.25%	03/15/2026	69,721
80,000	TransDigm, Inc.	6.38%	06/15/2026	79,059
55,000	TransDigm, Inc.	5.50%	11/15/2027	51,940
70,000	TransDigm, Inc.	4.63%	01/15/2029	62,351
80,000	Uber Technologies, Inc.(e)	7.50%	05/15/2025	81,053
70,000	Uber Technologies, Inc.(e)	7.50%	09/15/2027	71,683
20,000	Uber Technologies, Inc.(e)	6.25%	01/15/2028	19,925
55,000	Univar Solutions USA, Inc./Washington(e)	5.13%	12/01/2027	56,277
115,000	Univision Communications, Inc.(e)	6.63%	06/01/2027	111,329
45,000	Univision Communications, Inc.(e)	7.38%	06/30/2030	42,886
40,000	US Foods, Inc.(e)	6.25%	04/15/2025	40,019
65,000	US Foods, Inc.(e)	4.63%	06/01/2030	58,321
60,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	04/01/2026	58,829
30,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	28,677
40,000	Valaris, Ltd.(e)	8.38%	04/30/2030	40,173
90,000	Venture Global LNG, Inc.(e)	8.13%	06/01/2028	91,508
145,000	Venture Global LNG, Inc.(e)	8.38%	06/01/2031	146,378
65,000	Vistra Operations Co. LLC(e)	5.00%	07/31/2027	60,900
90,000	Vital Energy, Inc.	9.50%	01/15/2025	89,422
115,000	VM Consolidated, Inc.(e)	5.50%	04/15/2029	106,188
175,000	WASH Multifamily Acquisition, Inc.(e)	5.75%	04/15/2026	163,569
100,000	Weekley Homes LLC / Weekley Finance Corp.(e)	4.88%	09/15/2028	90,144
180,000	Western Midstream Operating LP	5.50%	08/15/2048	150,982
110,000	Windsor Holdings III LLC(e)	8.50%	06/15/2030	109,623
95,000	WR Grace Holdings LLC(e)	4.88%	06/15/2027	88,225
60,000	WR Grace Holdings LLC(e)	5.63%	08/15/2029	49,215
70,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(e)	5.13%	10/01/2029	62,812
55,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(e)	7.13%	02/15/2031	54,716
105,000	Xerox Holdings Corp.(e)	5.00%	08/15/2025	99,223
5,000	Xerox Holdings Corp.(e)	5.50%	08/15/2028	4,259
140,000	Zayo Group Holdings, Inc.(e)	4.00%	03/01/2027	99,034
35,000	ZF North America Capital, Inc.(e)	6.88%	04/14/2028	35,479
35,000	ZF North America Capital, Inc.(e)	7.13%	04/14/2030	35,635
				25,729,356

TOTAL HIGH YIELD DEBT
(Cost $36,560,363)				34,266,367

Shares/Description		Value
RIGHTS - 0.00%(i)
198	DBI Investors, Inc., Strike Price 0.01, Expires 12/31/2049(a)	$–

TOTAL RIGHTS
(Cost $11,231)		–

WARRANTS - 0.00%(b)(i)
4	David’s Bridal, Strike Price 219.47, Expires 01/18/2024(a)	–

Shares/Description		Value
11	Toys R Us Propco Warrant, Strike Price 0.00, Expires 12/31/2049(a)	$–
237	Windstream Holdings Inc - Pvt Warrant, Strike Price 0.00, Expires 12/31/2049	2,251

TOTAL WARRANTS
(Cost $106,180)		2,251

SHORT-TERM INVESTMENTS - 4.45%
2,441,360	State Street Institutional Trust (7 Day Yield 5.00%)	$2,441,360

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,441,360)		2,441,360

TOTAL INVESTMENTS - 101.01%
(Cost $58,526,492)		$55,466,810
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.01)%		(552,827)
NET ASSETS - 100.00%		$54,913,983

Investment Abbreviations:
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

Libor Rates:
1M US L - 1 Month LIBOR as of June 30, 2023 was 5.22%
3M US L - 3 Month LIBOR as of June 30, 2023 was 5.55%
6M US L - 6 Month LIBOR as of June 30, 2023 was 5.76%
3M EUR L - 3 Month EURIBOR as of June 30, 2023 was 3.58%
6M EUR L - 6 Month EURIBOR as of June 30, 2023 was 3.90%
5Y EUR SWAP - 5 Year Euro ICE Swap Rate as of June 30, 2023 was 3.25%

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Non-income producing security.
(c)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $21,998,064, which represents approximately 40.06% of net assets as of June 30, 2023.
(f)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees (the “Board”). As of June 30, 2023, the aggregate fair value of those securities was $3,222,381, representing 5.87% of net assets.
(g)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	Less than 0.005%.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2023	Fund Delivering	U.S. $ Value at June 30, 2023	Unrealized Appreciation

State Street Corporation	7/6/2023	GBP	37,032	USD	36,920	$112
State Street Corporation	7/6/2023	USD	72,181	EUR	72,023	158
State Street Corporation	7/6/2023	USD	4,271	GBP	4,255	16
State Street Corporation	7/6/2023	USD	3,559	GBP	3,547	12
						$298

State Street Corporation	7/6/2023	EUR	37,956	USD	38,095	$(139)
State Street Corporation	7/6/2023	GBP	1,910	USD	1,914	(4)
State Street Corporation	7/6/2023	GBP	3,125	USD	3,140	(15)
State Street Corporation	7/6/2023	USD	5,755,282	EUR	5,852,246	(96,964)
State Street Corporation	7/6/2023	USD	305,944	GBP	312,867	(6,923)
State Street Corporation	7/6/2023	USD	323,222	GBP	330,536	(7,314)
State Street Corporation	7/6/2023	USD	289,695	EUR	294,639	(4,944)
State Street Corporation	7/6/2023	USD	53,106	EUR	53,749	(643)
State Street Corporation	7/6/2023	USD	2,541	GBP	2,562	(21)
State Street Corporation	7/6/2023	USD	102,982	EUR	103,669	(687)
State Street Corporation	7/6/2023	USD	5,348	GBP	5,364	(16)
						$(117,670)

RiverNorth Funds	Notes to Quarterly Schedule of Investments
June 30, 2023 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). Effective August 10, 2021, as part of an internal corporate reorganization, Oaktree Capital Management, L.P., the Fund’s previous sub-adviser, transferred its sub-advisory agreement with the High Income Fund to Oaktree Capital. The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2023.

Security Valuation:  The Funds’ assets and other financial instruments are recorded at their estimated fair value as described in Note 3.

Security Transactions and Related Income:  The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loan transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value ("NAV"). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the period ended June 30, 2023, no foreign capital gains tax was accrued or paid by the Fund.

Other:  The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus of each Fund.

3. SECURITIES VALUATION AND FAIR VALUE Measurements

The Funds value their investments at fair value. Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Funds and designated the Adviser as the Funds’ valuation designee to make all fair valuation determinations with respect to each of the Fund's portfolio investments, subject to the Board's oversight.

Equity securities, including common stocks, rights and warrants, closed-end funds, exchange-traded funds, preferred stocks and business development companies are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, convertible corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, business development company notes, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at June 30, 2023 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$34,911,307	$–	$–	$34,911,307
Exchange Traded Funds	1,275,479	–	–	1,275,479
Preferred Stocks	375,106	–	–	375,106
Business Development Company Notes	–	889,442	–	889,442
U.S. Corporate Bonds	–	1,183,206	–	1,183,206
U.S. Government Bonds and Notes	–	2,270,652	–	2,270,652
Warrants	10,367	–	–	10,367
Short-Term Investments	2,961,397	993,554	–	3,954,951
Total	$39,533,656	$5,336,854	$–	$44,870,510

Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$235,189,214	$–	$–	$235,189,214
Business Development Companies	–	1,256,358	–	1,256,358
Business Development Companies - Preferred Shares	1,177,338	5,237,147	–	6,414,485
Open-End Funds	32,266,465	–	–	32,266,465
Preferred Stocks	6,640,639	–	–	6,640,639
Foreign Corporate Bonds	–	52,533,493	64,929	52,598,422
U.S. Corporate Bonds	–	111,268,501	–	111,268,501
Convertible Corporate Bonds	–	11,891	–	11,891
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	6,574,455	–	6,574,455
Bank Loans	–	18,463,081	–	18,463,081
Collateralized Loan Obligations	–	54,793,054	–	54,793,054
Equity - Linked Notes	–	–	–	–
Non-Agency Collateralized Mortgage Obligations	–	228,520,423	–	228,520,423
Special Purpose Acquisition Companies	13,279,831	261,086	–	13,540,917
U.S. Government Bonds and Notes	–	160,800,086	–	160,800,086
Mortgage-Backed Securities	–	8,866,799	–	8,866,799
Municipal Bonds	–	208,281	–	208,281
U.S. Government / Agency Mortgage Backed Securities	–	243,844,846	–	243,844,846
Warrants(a)	–	–	–	–
Short-Term Investments	51,846,477	33,904,599	–	85,751,076
Total	$340,399,964	$926,544,100	$64,929	$1,267,008,993

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Future Contract	$38,492,188	$–	$–	$38,492,188
Total	$38,492,188	$–	$–	$38,492,188

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Business Development Companies	$–	$1,069,368	$–	$1,069,368
Closed-End Funds	5,738,610	–	–	5,738,610
Common Stocks	–	33	89,869	89,902
Preferred Stocks	–	–	–	–
Bank Loans	–	10,151,890	–	10,151,890
Exchange Traded Funds	1,622,100	–	–	1,622,100
High Yield Debt	–	34,266,367	–	34,266,367
Rights	–	–	–	–
Special Purpose Acquisition Companies	84,962	–	–	84,962
Warrants	–	2,251	–	2,251
Short-Term Investments	2,441,360	–	–	2,441,360
Total	$9,887,032	$45,489,909	$89,869	$55,466,810

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$298	$–	$298
Liabilities
Forward Foreign Currency Contracts	$–	$(117,670)	$–	$(117,670)
Total	$–	$(117,372)	$–	$(117,372)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2022	Accrued Discount/premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of June 30, 2023	Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2023
Common Stocks	$76,639	$-	$-	$-	$13,230	$-	$-	$-	$-	$89,869	$13,249
Preferred Stocks	135,003	-	-	-	(140,003)	5,000	-	-	-	-	-
	$211,642	$-	$-	$-	$13,285	$5,000	$(140,058)	$-	$-	$89,869	$13,249

(a)	Transferred from Level 3 to Level 2 because of available, observable market data.

The Table below provides additional information about the Level 3 Fair Value Measurements as of June 30, 2023:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Common Stocks	$89,869	Market Comparable Companies	EBITDA Multiple	6.0x-7.0x (6.5x)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease

On August 10, 2022 the Board approved the Adviser as each Fund's valuation designee, effective September 8, 2022, to make all fair valuation determinations with respect to each Fund's portfolio investments, subject to the Board's oversight and adopted all other updates pursuant to Rule 2a-5 under the 1940 Act.

4. Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the three months ended June 30, 2023, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

5. loan participations and assignments

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. At June 30, 2023, the Strategic Income Fund and High Income Fund has $5,141,365 and $385,641 in unsettled loan commitments, respectively.

6. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the three months ended June 30, 2023 were as follows:

Security Name	Market Value as of October 1, 2022	Purchases	Sales	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Market Value as of June 30, 2023	Share Balance as of June 30, 2023	Dividends
RiverNorth/Oaktree High Income Fund	$29,458,779	$1,995,353	$-	$812,333	$-	$32,266,465	3,805,008	$1,995,353
	$29,458,779	$1,995,353	$-	$812,333	$-	$32,266,465	$3,805,008	$1,995,353